Shareholder Report	12 Months Ended
	Aug. 31, 2026 USD ($) Holding	Aug. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE GROWTH TRUST
Entity Central Index Key	0000102816
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000104752
Shareholder Report [Line Items]
Fund Name	Eaton Vance All Asset Strategy Fund
Class Name	Class A
Trading Symbol	EARAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance All Asset Strategy Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.01%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to 60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index (the Blended Index):

↑ An overweight exposure to equities and an underweight exposure to fixed income assets helped relative returns

↑ An overweight exposure to emerging markets (EM), particularly South Korea and Taiwan, contributed to performance

↑ An overweight exposure to EM government bonds also added to returns

↓ Exposure to the global equities basket detracted from performance

↓ Exposure to Treasury Inflation-Protected Securities mildly detracted from performance

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	MSCI World Index	MSCI ACWI Index	Bloomberg U.S. Aggregate Bond Index
8/16	$10,000	$10,000	$10,000	$10,000
9/16	$9,526	$10,053	$10,061	$9,994
10/16	$9,395	$9,859	$9,891	$9,918
11/16	$9,417	$10,000	$9,966	$9,683
12/16	$9,578	$10,240	$10,181	$9,697
1/17	$9,760	$10,487	$10,459	$9,716
2/17	$9,935	$10,778	$10,753	$9,781
3/17	$10,008	$10,892	$10,884	$9,776
4/17	$10,081	$11,054	$11,054	$9,851
5/17	$10,147	$11,288	$11,298	$9,927
6/17	$10,198	$11,331	$11,349	$9,917
7/17	$10,438	$11,602	$11,667	$9,960
8/17	$10,445	$11,619	$11,711	$10,049
9/17	$10,584	$11,879	$11,938	$10,001
10/17	$10,773	$12,104	$12,185	$10,007
11/17	$10,861	$12,366	$12,421	$9,994
12/17	$10,986	$12,533	$12,622	$10,040
1/18	$11,492	$13,195	$13,334	$9,925
2/18	$11,113	$12,648	$12,774	$9,831
3/18	$10,927	$12,373	$12,500	$9,894
4/18	$10,860	$12,515	$12,620	$9,820
5/18	$11,016	$12,593	$12,635	$9,890
6/18	$10,904	$12,587	$12,567	$9,878
7/18	$11,157	$12,980	$12,946	$9,880
8/18	$11,247	$13,141	$13,048	$9,944
9/18	$11,276	$13,214	$13,104	$9,880
10/18	$10,569	$12,244	$12,122	$9,802
11/18	$10,703	$12,383	$12,300	$9,860
12/18	$10,148	$11,441	$11,433	$10,041
1/19	$10,500	$12,332	$12,336	$10,148
2/19	$10,675	$12,703	$12,666	$10,142
3/19	$10,782	$12,869	$12,825	$10,337
4/19	$10,912	$13,326	$13,258	$10,340
5/19	$10,629	$12,557	$12,472	$10,523
6/19	$10,950	$13,384	$13,289	$10,655
7/19	$10,958	$13,451	$13,327	$10,679
8/19	$10,973	$13,175	$13,011	$10,955
9/19	$11,004	$13,456	$13,285	$10,897
10/19	$11,110	$13,798	$13,649	$10,930
11/19	$11,240	$14,182	$13,982	$10,924
12/19	$11,417	$14,607	$14,474	$10,917
1/20	$11,473	$14,518	$14,314	$11,127
2/20	$11,226	$13,291	$13,158	$11,327
3/20	$10,692	$11,532	$11,382	$11,260
4/20	$11,154	$12,792	$12,601	$11,460
5/20	$11,346	$13,410	$13,149	$11,514
6/20	$11,465	$13,765	$13,569	$11,586
7/20	$11,792	$14,423	$14,287	$11,759
8/20	$12,063	$15,387	$15,161	$11,665
9/20	$11,895	$14,856	$14,672	$11,658
10/20	$11,712	$14,400	$14,316	$11,606
11/20	$12,302	$16,242	$16,080	$11,720
12/20	$12,509	$16,930	$16,827	$11,736
1/21	$12,402	$16,762	$16,751	$11,652
2/21	$12,558	$17,192	$17,139	$11,484
3/21	$12,755	$17,764	$17,596	$11,340
4/21	$13,018	$18,590	$18,366	$11,430
5/21	$13,182	$18,858	$18,651	$11,467
6/21	$13,198	$19,139	$18,897	$11,548
7/21	$13,157	$19,482	$19,027	$11,677
8/21	$13,296	$19,967	$19,504	$11,655
9/21	$12,952	$19,138	$18,698	$11,554
10/21	$13,255	$20,222	$19,652	$11,551
11/21	$13,059	$19,779	$19,179	$11,585
12/21	$13,376	$20,624	$19,946	$11,555
1/22	$13,030	$19,533	$18,967	$11,306
2/22	$12,805	$19,039	$18,477	$11,180
3/22	$12,805	$19,561	$18,877	$10,869
4/22	$12,191	$17,936	$17,366	$10,457
5/22	$12,242	$17,950	$17,386	$10,524
6/22	$11,715	$16,395	$15,921	$10,359
7/22	$12,104	$17,697	$17,033	$10,612
8/22	$11,663	$16,957	$16,406	$10,313
9/22	$10,901	$15,380	$14,835	$9,867
10/22	$10,945	$16,485	$15,730	$9,739
11/22	$11,620	$17,631	$16,950	$10,097
12/22	$11,381	$16,882	$16,283	$10,052
1/23	$11,852	$18,077	$17,451	$10,361
2/23	$11,486	$17,642	$16,950	$10,093
3/23	$11,887	$18,188	$17,473	$10,350
4/23	$12,009	$18,506	$17,724	$10,412
5/23	$11,791	$18,322	$17,534	$10,299
6/23	$11,939	$19,430	$18,552	$10,262
7/23	$12,000	$20,082	$19,232	$10,255
8/23	$11,774	$19,603	$18,694	$10,189
9/23	$11,294	$18,757	$17,921	$9,931
10/23	$11,032	$18,213	$17,382	$9,774
11/23	$11,669	$19,920	$18,987	$10,216
12/23	$12,118	$20,898	$19,899	$10,608
1/24	$12,056	$21,149	$20,015	$10,578
2/24	$12,198	$22,046	$20,874	$10,429
3/24	$12,421	$22,754	$21,530	$10,525
4/24	$12,118	$21,909	$20,819	$10,259
5/24	$12,475	$22,887	$21,665	$10,433
6/24	$12,627	$23,353	$22,147	$10,532
7/24	$12,930	$23,765	$22,504	$10,778
8/24	$13,109	$24,393	$23,076	$10,933
9/24	$13,287	$24,839	$23,612	$11,079
10/24	$13,010	$24,347	$23,082	$10,805
11/24	$13,323	$25,464	$23,945	$10,919
12/24	$13,019	$24,800	$23,379	$10,740
1/25	$13,201	$25,675	$24,163	$10,797
2/25	$13,237	$25,491	$24,018	$11,035
3/25	$12,982	$24,356	$23,069	$11,039
4/25	$13,091	$24,572	$23,284	$11,082
5/25	$13,356	$26,027	$24,622	$11,003
6/25	$13,702	$27,150	$25,728	$11,172
7/25	$13,693	$27,499	$26,077	$11,143
8/25	$13,902	$28,217	$26,721	$11,276
9/25	$14,248	$29,124	$27,689	$11,399
10/25	$14,494	$29,707	$28,309	$11,470
11/25	$14,540	$29,791	$28,305	$11,541
12/25	$14,657	$30,032	$28,601	$11,524
1/26	$15,021	$30,704	$29,449	$11,537
2/26	$15,189	$30,929	$29,827	$11,726
3/26	$14,395	$28,959	$27,685	$11,519
4/26	$15,311	$31,736	$30,502	$11,532
5/26	$15,731	$33,181	$32,075	$11,568
6/26	$15,787	$32,943	$31,818	$11,596
7/26	$15,581	$33,112	$31,842	$11,445
8/26	$15,857	$33,965	$32,693	$11,489

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	14.03%	3.58%	5.28%
Class A with 5.25% Maximum Sales Charge	8.01%	2.46%	4.72%
MSCI World Index (net of foreign withholding taxes)	20.37%	11.20%	13.00%
MSCI ACWI Index (net of foreign withholding taxes)	22.35%	10.88%	12.57%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Blended Index (60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index)	13.95%	6.45%	8.20%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies and is that of the Fund’s former investment sub-adviser.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Aug. 31, 2025
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 206,898,592
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 1,310,691
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$206,898,592
# of Portfolio Holdings	232
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$1,310,691

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Sovereign Government Bonds	3.1%
Short-Term Investments	4.4%
Exchange-Traded Funds	37.2%
Common Stocks	55.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eaton Vance Total Return Bond ETF	11.0%
Eaton Vance Mortgage Opportunities ETF	8.6%
Vanguard Emerging Markets Government Bond ETF	5.0%
iShares Core MSCI Emerging Markets ETF	5.0%
iShares TIPS Bond ETF	3.5%
NVIDIA Corp.	3.2%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/29	3.1%
Microsoft Corp.	2.5%
Apple, Inc.	2.4%
Amazon.com, Inc.	1.7%
Total	46.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily because the reduction in the investment adviser and administration fee and the agreement to reimburse the Fund’s expenses, both effective August 18, 2025, were in effect throughout the current fiscal year. The decrease also reflected a reduction in the investment adviser and administration fee due to the Fund’s investments in affiliated funds.

Material Fund Change Expenses [Text Block]

The net expense ratio decreased from the prior fiscal year primarily because the reduction in the investment adviser and administration fee and the agreement to reimburse the Fund’s expenses, both effective August 18, 2025, were in effect throughout the current fiscal year. The decrease also reflected a reduction in the investment adviser and administration fee due to the Fund’s investments in affiliated funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000104753
Shareholder Report [Line Items]
Fund Name	Eaton Vance All Asset Strategy Fund
Class Name	Class C
Trading Symbol	ECRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance All Asset Strategy Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.76%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to 60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index (the Blended Index):

↓ Exposure to the global equities basket detracted from performance

↓ Exposure to Treasury Inflation-Protected Securities mildly detracted from performance

↑ An overweight exposure to equities and an underweight exposure to fixed income assets helped relative returns

↑ An overweight exposure to emerging markets (EM), particularly South Korea and Taiwan, contributed to performance

↑ An overweight exposure to EM government bonds also added to returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	MSCI World Index	MSCI ACWI Index	Bloomberg U.S. Aggregate Bond Index
8/16	$10,000	$10,000	$10,000	$10,000
9/16	$10,047	$10,053	$10,061	$9,994
10/16	$9,899	$9,859	$9,891	$9,918
11/16	$9,922	$10,000	$9,966	$9,683
12/16	$10,078	$10,240	$10,181	$9,697
1/17	$10,265	$10,487	$10,459	$9,716
2/17	$10,444	$10,778	$10,753	$9,781
3/17	$10,507	$10,892	$10,884	$9,776
4/17	$10,577	$11,054	$11,054	$9,851
5/17	$10,647	$11,288	$11,298	$9,927
6/17	$10,694	$11,331	$11,349	$9,917
7/17	$10,935	$11,602	$11,667	$9,960
8/17	$10,935	$11,619	$11,711	$10,049
9/17	$11,083	$11,879	$11,938	$10,001
10/17	$11,263	$12,104	$12,185	$10,007
11/17	$11,348	$12,366	$12,421	$9,994
12/17	$11,477	$12,533	$12,622	$10,040
1/18	$11,991	$13,195	$13,334	$9,925
2/18	$11,588	$12,648	$12,774	$9,831
3/18	$11,390	$12,373	$12,500	$9,894
4/18	$11,319	$12,515	$12,620	$9,820
5/18	$11,469	$12,593	$12,635	$9,890
6/18	$11,343	$12,587	$12,567	$9,878
7/18	$11,604	$12,980	$12,946	$9,880
8/18	$11,690	$13,141	$13,048	$9,944
9/18	$11,714	$13,214	$13,104	$9,880
10/18	$10,971	$12,244	$12,122	$9,802
11/18	$11,106	$12,383	$12,300	$9,860
12/18	$10,522	$11,441	$11,433	$10,041
1/19	$10,885	$12,332	$12,336	$10,148
2/19	$11,054	$12,703	$12,666	$10,142
3/19	$11,159	$12,869	$12,825	$10,337
4/19	$11,288	$13,326	$13,258	$10,340
5/19	$10,982	$12,557	$12,472	$10,523
6/19	$11,313	$13,384	$13,289	$10,655
7/19	$11,313	$13,451	$13,327	$10,679
8/19	$11,321	$13,175	$13,011	$10,955
9/19	$11,345	$13,456	$13,285	$10,897
10/19	$11,450	$13,798	$13,649	$10,930
11/19	$11,571	$14,182	$13,982	$10,924
12/19	$11,745	$14,607	$14,474	$10,917
1/20	$11,795	$14,518	$14,314	$11,127
2/20	$11,536	$13,291	$13,158	$11,327
3/20	$10,985	$11,532	$11,382	$11,260
4/20	$11,444	$12,792	$12,601	$11,460
5/20	$11,637	$13,410	$13,149	$11,514
6/20	$11,754	$13,765	$13,569	$11,586
7/20	$12,088	$14,423	$14,287	$11,759
8/20	$12,356	$15,387	$15,161	$11,665
9/20	$12,172	$14,856	$14,672	$11,658
10/20	$11,979	$14,400	$14,316	$11,606
11/20	$12,573	$16,242	$16,080	$11,720
12/20	$12,774	$16,930	$16,827	$11,736
1/21	$12,663	$16,762	$16,751	$11,652
2/21	$12,809	$17,192	$17,139	$11,484
3/21	$13,005	$17,764	$17,596	$11,340
4/21	$13,262	$18,590	$18,366	$11,430
5/21	$13,424	$18,858	$18,651	$11,467
6/21	$13,432	$19,139	$18,897	$11,548
7/21	$13,373	$19,482	$19,027	$11,677
8/21	$13,509	$19,967	$19,504	$11,655
9/21	$13,159	$19,138	$18,698	$11,554
10/21	$13,450	$20,222	$19,652	$11,551
11/21	$13,244	$19,779	$19,179	$11,585
12/21	$13,554	$20,624	$19,946	$11,555
1/22	$13,205	$19,533	$18,967	$11,306
2/22	$12,963	$19,039	$18,477	$11,180
3/22	$12,954	$19,561	$18,877	$10,869
4/22	$12,327	$17,936	$17,366	$10,457
5/22	$12,372	$17,950	$17,386	$10,524
6/22	$11,835	$16,395	$15,921	$10,359
7/22	$12,220	$17,697	$17,033	$10,612
8/22	$11,763	$16,957	$16,406	$10,313
9/22	$10,993	$15,380	$14,835	$9,867
10/22	$11,020	$16,485	$15,730	$9,739
11/22	$11,692	$17,631	$16,950	$10,097
12/22	$11,443	$16,882	$16,283	$10,052
1/23	$11,918	$18,077	$17,451	$10,361
2/23	$11,550	$17,642	$16,950	$10,093
3/23	$11,935	$18,188	$17,473	$10,350
4/23	$12,052	$18,506	$17,724	$10,412
5/23	$11,828	$18,322	$17,534	$10,299
6/23	$11,971	$19,430	$18,552	$10,262
7/23	$12,025	$20,082	$19,232	$10,255
8/23	$11,792	$19,603	$18,694	$10,189
9/23	$11,300	$18,757	$17,921	$9,931
10/23	$11,031	$18,213	$17,382	$9,774
11/23	$11,658	$19,920	$18,987	$10,216
12/23	$12,103	$20,898	$19,899	$10,608
1/24	$12,031	$21,149	$20,015	$10,578
2/24	$12,167	$22,046	$20,874	$10,429
3/24	$12,385	$22,754	$21,530	$10,525
4/24	$12,067	$21,909	$20,819	$10,259
5/24	$12,421	$22,887	$21,665	$10,433
6/24	$12,567	$23,353	$22,147	$10,532
7/24	$12,857	$23,765	$22,504	$10,778
8/24	$13,030	$24,393	$23,076	$10,933
9/24	$13,194	$24,839	$23,612	$11,079
10/24	$12,912	$24,347	$23,082	$10,805
11/24	$13,212	$25,464	$23,945	$10,919
12/24	$12,905	$24,800	$23,379	$10,740
1/25	$13,070	$25,675	$24,163	$10,797
2/25	$13,107	$25,491	$24,018	$11,035
3/25	$12,850	$24,356	$23,069	$11,039
4/25	$12,951	$24,572	$23,284	$11,082
5/25	$13,199	$26,027	$24,622	$11,003
6/25	$13,530	$27,150	$25,728	$11,172
7/25	$13,512	$27,499	$26,077	$11,143
8/25	$13,705	$28,217	$26,721	$11,276
9/25	$14,045	$29,124	$27,689	$11,399
10/25	$14,275	$29,707	$28,309	$11,470
11/25	$14,312	$29,791	$28,305	$11,541
12/25	$14,419	$30,032	$28,601	$11,524
1/26	$14,774	$30,704	$29,449	$11,537
2/26	$14,924	$30,929	$29,827	$11,726
3/26	$14,139	$28,959	$27,685	$11,519
4/26	$15,027	$31,736	$30,502	$11,532
5/26	$15,428	$33,181	$32,075	$11,568
6/26	$15,475	$32,943	$31,818	$11,596
7/26	$15,260	$33,112	$31,842	$11,445
8/26	$15,758	$33,965	$32,693	$11,489

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	13.26%	2.81%	4.65%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	12.26%	2.81%	4.65%
MSCI World Index (net of foreign withholding taxes)	20.37%	11.20%	13.00%
MSCI ACWI Index (net of foreign withholding taxes)	22.35%	10.88%	12.57%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Blended Index (60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index)	13.95%	6.45%	8.20%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies and is that of the Fund’s former investment sub-adviser.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Aug. 31, 2025
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 206,898,592
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 1,310,691
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$206,898,592
# of Portfolio Holdings	232
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$1,310,691

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Sovereign Government Bonds	3.1%
Short-Term Investments	4.4%
Exchange-Traded Funds	37.2%
Common Stocks	55.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eaton Vance Total Return Bond ETF	11.0%
Eaton Vance Mortgage Opportunities ETF	8.6%
Vanguard Emerging Markets Government Bond ETF	5.0%
iShares Core MSCI Emerging Markets ETF	5.0%
iShares TIPS Bond ETF	3.5%
NVIDIA Corp.	3.2%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/29	3.1%
Microsoft Corp.	2.5%
Apple, Inc.	2.4%
Amazon.com, Inc.	1.7%
Total	46.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily because the reduction in the investment adviser and administration fee and the agreement to reimburse the Fund’s expenses, both effective August 18, 2025, were in effect throughout the current fiscal year. The decrease also reflected a reduction in the investment adviser and administration fee due to the Fund’s investments in affiliated funds.

Material Fund Change Expenses [Text Block]

The net expense ratio decreased from the prior fiscal year primarily because the reduction in the investment adviser and administration fee and the agreement to reimburse the Fund’s expenses, both effective August 18, 2025, were in effect throughout the current fiscal year. The decrease also reflected a reduction in the investment adviser and administration fee due to the Fund’s investments in affiliated funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000104754
Shareholder Report [Line Items]
Fund Name	Eaton Vance All Asset Strategy Fund
Class Name	Class I
Trading Symbol	EIRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance All Asset Strategy Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to 60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index (the Blended Index):

↑ An overweight exposure to equities and an underweight exposure to fixed income assets helped relative returns

↑ An overweight exposure to emerging markets (EM), particularly South Korea and Taiwan, contributed to performance

↑ An overweight exposure to EM government bonds also added to returns

↓ Exposure to the global equities basket detracted from performance

↓ Exposure to Treasury Inflation-Protected Securities mildly detracted from performance

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	MSCI World Index	MSCI ACWI Index	Bloomberg U.S. Aggregate Bond Index
8/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
9/16	$1,005,331	$1,005,312	$1,006,129	$999,414
10/16	$991,622	$985,856	$989,052	$991,770
11/16	$993,907	$1,000,032	$996,568	$968,311
12/16	$1,011,146	$1,023,961	$1,018,096	$969,676
1/17	$1,030,325	$1,048,674	$1,045,934	$971,579
2/17	$1,049,505	$1,077,768	$1,075,274	$978,109
3/17	$1,057,177	$1,089,249	$1,088,428	$977,596
4/17	$1,064,849	$1,105,377	$1,105,391	$985,140
5/17	$1,072,521	$1,128,761	$1,129,801	$992,723
6/17	$1,077,891	$1,133,104	$1,134,939	$991,724
7/17	$1,103,208	$1,160,221	$1,166,656	$995,991
8/17	$1,103,975	$1,161,855	$1,171,126	$1,004,925
9/17	$1,120,086	$1,187,932	$1,193,752	$1,000,139
10/17	$1,139,265	$1,210,382	$1,218,541	$1,000,718
11/17	$1,149,239	$1,236,608	$1,242,130	$999,434
12/17	$1,162,905	$1,253,332	$1,262,155	$1,004,021
1/18	$1,216,300	$1,319,508	$1,333,361	$992,458
2/18	$1,176,254	$1,264,844	$1,277,362	$983,050
3/18	$1,156,623	$1,237,275	$1,250,018	$989,354
4/18	$1,150,341	$1,251,493	$1,261,955	$981,996
5/18	$1,166,831	$1,259,335	$1,263,531	$989,004
6/18	$1,155,053	$1,258,734	$1,256,688	$987,788
7/18	$1,182,535	$1,298,049	$1,294,586	$988,022
8/18	$1,192,743	$1,314,109	$1,304,757	$994,380
9/18	$1,195,884	$1,321,427	$1,310,435	$987,977
10/18	$1,121,288	$1,224,397	$1,212,233	$980,169
11/18	$1,135,422	$1,238,306	$1,229,962	$986,020
12/18	$1,076,602	$1,144,148	$1,143,330	$1,004,135
1/19	$1,114,561	$1,233,169	$1,233,607	$1,014,798
2/19	$1,133,137	$1,270,250	$1,266,603	$1,014,210
3/19	$1,145,252	$1,286,934	$1,282,532	$1,033,685
4/19	$1,158,175	$1,332,568	$1,325,837	$1,033,950
5/19	$1,128,291	$1,255,678	$1,247,190	$1,052,304
6/19	$1,163,021	$1,338,421	$1,328,855	$1,065,519
7/19	$1,164,636	$1,345,050	$1,332,749	$1,067,862
8/19	$1,166,251	$1,317,538	$1,301,133	$1,095,533
9/19	$1,170,289	$1,345,576	$1,328,511	$1,089,698
10/19	$1,181,597	$1,379,818	$1,364,871	$1,092,980
11/19	$1,195,327	$1,418,246	$1,398,189	$1,092,424
12/19	$1,214,669	$1,460,734	$1,447,427	$1,091,662
1/20	$1,220,581	$1,451,843	$1,431,439	$1,112,671
2/20	$1,194,396	$1,329,126	$1,315,822	$1,132,697
3/20	$1,138,646	$1,153,226	$1,138,181	$1,126,032
4/20	$1,186,794	$1,279,209	$1,260,109	$1,146,048
5/20	$1,207,911	$1,341,005	$1,314,912	$1,151,384
6/20	$1,220,581	$1,376,476	$1,356,927	$1,158,637
7/20	$1,256,059	$1,442,329	$1,428,691	$1,175,943
8/20	$1,285,623	$1,538,697	$1,516,134	$1,166,451
9/20	$1,267,884	$1,485,613	$1,467,249	$1,165,812
10/20	$1,248,456	$1,440,042	$1,431,582	$1,160,606
11/20	$1,310,964	$1,624,168	$1,608,043	$1,171,994
12/20	$1,333,971	$1,693,027	$1,682,704	$1,173,609
1/21	$1,322,644	$1,676,201	$1,675,051	$1,165,195
2/21	$1,340,071	$1,719,152	$1,713,851	$1,148,369
3/21	$1,360,982	$1,776,352	$1,759,627	$1,134,029
4/21	$1,388,864	$1,859,024	$1,836,562	$1,142,988
5/21	$1,407,161	$1,885,804	$1,865,143	$1,146,722
6/21	$1,409,775	$1,913,915	$1,889,724	$1,154,779
7/21	$1,404,547	$1,948,195	$1,902,743	$1,167,691
8/21	$1,420,231	$1,996,683	$1,950,367	$1,165,468
9/21	$1,383,636	$1,913,779	$1,869,798	$1,155,377
10/21	$1,415,874	$2,022,177	$1,965,239	$1,155,059
11/21	$1,394,963	$1,977,865	$1,917,915	$1,158,476
12/21	$1,429,455	$2,062,399	$1,994,633	$1,155,512
1/22	$1,393,534	$1,953,276	$1,896,671	$1,130,617
2/22	$1,369,587	$1,903,875	$1,847,686	$1,118,004
3/22	$1,369,587	$1,956,124	$1,887,705	$1,086,944
4/22	$1,304,194	$1,793,622	$1,736,609	$1,045,696
5/22	$1,309,720	$1,794,980	$1,738,642	$1,052,438
6/22	$1,254,457	$1,639,496	$1,592,081	$1,035,928
7/22	$1,295,904	$1,769,666	$1,703,260	$1,061,240
8/22	$1,248,931	$1,695,680	$1,640,554	$1,031,253
9/22	$1,167,880	$1,538,049	$1,483,505	$986,696
10/22	$1,172,485	$1,648,501	$1,573,030	$973,916
11/22	$1,244,326	$1,763,122	$1,695,040	$1,009,733
12/22	$1,218,947	$1,688,247	$1,628,338	$1,005,178
1/23	$1,270,164	$1,807,701	$1,745,053	$1,036,102
2/23	$1,231,984	$1,764,247	$1,695,039	$1,009,313
3/23	$1,274,820	$1,818,761	$1,747,302	$1,034,952
4/23	$1,287,857	$1,850,643	$1,772,415	$1,041,224
5/23	$1,265,508	$1,832,168	$1,753,431	$1,029,887
6/23	$1,281,338	$1,942,973	$1,855,237	$1,026,214
7/23	$1,287,857	$2,008,243	$1,923,154	$1,025,498
8/23	$1,263,645	$1,960,275	$1,869,413	$1,018,948
9/23	$1,212,429	$1,875,711	$1,792,112	$993,055
10/23	$1,185,424	$1,821,286	$1,738,228	$977,383
11/23	$1,253,402	$1,992,035	$1,898,660	$1,021,645
12/23	$1,301,898	$2,089,833	$1,989,860	$1,060,753
1/24	$1,296,167	$2,114,912	$2,001,525	$1,057,840
2/24	$1,311,449	$2,204,579	$2,087,417	$1,042,894
3/24	$1,335,329	$2,275,423	$2,152,955	$1,052,524
4/24	$1,302,853	$2,190,903	$2,081,923	$1,025,939
5/24	$1,341,060	$2,288,731	$2,166,477	$1,043,332
6/24	$1,358,253	$2,335,302	$2,214,729	$1,053,210
7/24	$1,391,684	$2,376,456	$2,250,447	$1,077,810
8/24	$1,410,787	$2,439,267	$2,307,601	$1,093,298
9/24	$1,429,891	$2,483,939	$2,361,209	$1,107,936
10/24	$1,401,236	$2,434,666	$2,308,207	$1,080,461
11/24	$1,433,711	$2,546,384	$2,394,543	$1,091,884
12/24	$1,401,904	$2,480,024	$2,337,860	$1,074,015
1/25	$1,421,456	$2,567,540	$2,416,333	$1,079,713
2/25	$1,426,344	$2,549,061	$2,401,776	$1,103,468
3/25	$1,398,971	$2,435,576	$2,306,894	$1,103,883
4/25	$1,411,680	$2,457,221	$2,328,410	$1,108,222
5/25	$1,440,031	$2,602,668	$2,462,244	$1,100,287
6/25	$1,477,180	$2,714,981	$2,572,802	$1,117,205
7/25	$1,477,180	$2,749,930	$2,607,694	$1,114,258
8/25	$1,499,665	$2,821,663	$2,672,080	$1,127,585
9/25	$1,537,793	$2,912,368	$2,768,921	$1,139,886
10/25	$1,564,188	$2,970,689	$2,830,851	$1,147,008
11/25	$1,570,054	$2,979,081	$2,830,536	$1,154,135
12/25	$1,582,680	$3,003,162	$2,860,077	$1,152,428
1/26	$1,621,870	$3,070,370	$2,944,863	$1,153,658
2/26	$1,640,962	$3,092,861	$2,982,721	$1,172,551
3/26	$1,554,543	$2,895,861	$2,768,510	$1,151,886
4/26	$1,654,026	$3,173,627	$3,050,166	$1,153,181
5/26	$1,700,250	$3,318,094	$3,207,544	$1,156,768
6/26	$1,706,279	$3,294,285	$3,181,815	$1,159,558
7/26	$1,685,177	$3,311,191	$3,184,249	$1,144,450
8/26	$1,714,318	$3,396,519	$3,269,271	$1,148,905

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	14.31%	3.83%	5.53%
MSCI World Index (net of foreign withholding taxes)	20.37%	11.20%	13.00%
MSCI ACWI Index (net of foreign withholding taxes)	22.35%	10.88%	12.57%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Blended Index (60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index)	13.95%	6.45%	8.20%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies and is that of the Fund’s former investment sub-adviser.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Aug. 31, 2025
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 206,898,592
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 1,310,691
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$206,898,592
# of Portfolio Holdings	232
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$1,310,691

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Sovereign Government Bonds	3.1%
Short-Term Investments	4.4%
Exchange-Traded Funds	37.2%
Common Stocks	55.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eaton Vance Total Return Bond ETF	11.0%
Eaton Vance Mortgage Opportunities ETF	8.6%
Vanguard Emerging Markets Government Bond ETF	5.0%
iShares Core MSCI Emerging Markets ETF	5.0%
iShares TIPS Bond ETF	3.5%
NVIDIA Corp.	3.2%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/29	3.1%
Microsoft Corp.	2.5%
Apple, Inc.	2.4%
Amazon.com, Inc.	1.7%
Total	46.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily because the reduction in the investment adviser and administration fee and the agreement to reimburse the Fund’s expenses, both effective August 18, 2025, were in effect throughout the current fiscal year. The decrease also reflected a reduction in the investment adviser and administration fee due to the Fund’s investments in affiliated funds.

Material Fund Change Expenses [Text Block]

The net expense ratio decreased from the prior fiscal year primarily because the reduction in the investment adviser and administration fee and the agreement to reimburse the Fund’s expenses, both effective August 18, 2025, were in effect throughout the current fiscal year. The decrease also reflected a reduction in the investment adviser and administration fee due to the Fund’s investments in affiliated funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000092730
Shareholder Report [Line Items]
Fund Name	Eaton Vance Equity Strategy Fund
Class Name	Class A
Trading Symbol	ERBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Equity Strategy Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.10%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Security selection in the global equities basket detracted from returns during the period

↓ Exposure to Brazil and India equity markets also detracted from performance

↓ Exposure to China equity markets modestly detracted from performance

↑ Exposure to core emerging markets contributed to returns

↑ Exposure to Taiwan and South Korea equities also contributed to returns

↑ Exposure to S&P 500 stocks basket also added to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	MSCI ACWI Index
8/16	$10,000	$10,000
9/16	$9,533	$10,061
10/16	$9,385	$9,891
11/16	$9,673	$9,966
12/16	$9,875	$10,181
1/17	$10,099	$10,459
2/17	$10,350	$10,753
3/17	$10,443	$10,884
4/17	$10,555	$11,054
5/17	$10,648	$11,298
6/17	$10,727	$11,349
7/17	$11,064	$11,667
8/17	$11,051	$11,711
9/17	$11,296	$11,938
10/17	$11,593	$12,185
11/17	$11,765	$12,421
12/17	$11,919	$12,622
1/18	$12,679	$13,334
2/18	$12,149	$12,774
3/18	$11,891	$12,500
4/18	$11,772	$12,620
5/18	$12,037	$12,635
6/18	$11,870	$12,567
7/18	$12,211	$12,946
8/18	$12,267	$13,048
9/18	$12,288	$13,104
10/18	$11,228	$12,122
11/18	$11,493	$12,300
12/18	$10,495	$11,433
1/19	$11,207	$12,336
2/19	$11,544	$12,666
3/19	$11,786	$12,825
4/19	$12,080	$13,258
5/19	$11,427	$12,472
6/19	$12,080	$13,289
7/19	$12,102	$13,327
8/19	$12,109	$13,011
9/19	$12,212	$13,285
10/19	$12,462	$13,649
11/19	$12,755	$13,982
12/19	$13,155	$14,474
1/20	$13,139	$14,314
2/20	$12,274	$13,158
3/20	$11,089	$11,382
4/20	$12,018	$12,601
5/20	$12,547	$13,149
6/20	$12,771	$13,569
7/20	$13,500	$14,287
8/20	$14,276	$15,161
9/20	$13,788	$14,672
10/20	$13,451	$14,316
11/20	$14,741	$16,080
12/20	$15,287	$16,827
1/21	$15,131	$16,751
2/21	$15,721	$17,139
3/21	$16,296	$17,596
4/21	$16,928	$18,366
5/21	$17,297	$18,651
6/21	$17,297	$18,897
7/21	$17,174	$19,027
8/21	$17,518	$19,504
9/21	$16,805	$18,698
10/21	$17,576	$19,652
11/21	$17,149	$19,179
12/21	$17,919	$19,946
1/22	$17,382	$18,967
2/22	$16,955	$18,477
3/22	$17,187	$18,877
4/22	$15,973	$17,366
5/22	$16,084	$17,386
6/22	$14,981	$15,921
7/22	$15,769	$17,033
8/22	$15,157	$16,406
9/22	$13,729	$14,835
10/22	$14,499	$15,730
11/22	$15,750	$16,950
12/22	$15,240	$16,283
1/23	$15,995	$17,451
2/23	$15,475	$16,950
3/23	$16,151	$17,473
4/23	$16,475	$17,724
5/23	$16,053	$17,534
6/23	$16,749	$18,552
7/23	$17,287	$19,232
8/23	$16,739	$18,694
9/23	$15,936	$17,921
10/23	$15,564	$17,382
11/23	$16,710	$18,987
12/23	$17,426	$19,899
1/24	$17,278	$20,015
2/24	$18,022	$20,874
3/24	$18,596	$21,530
4/24	$18,139	$20,819
5/24	$18,936	$21,665
6/24	$19,245	$22,147
7/24	$19,744	$22,504
8/24	$20,031	$23,076
9/24	$20,287	$23,612
10/24	$19,925	$23,082
11/24	$20,712	$23,945
12/24	$19,985	$23,379
1/25	$20,471	$24,163
2/25	$20,195	$24,018
3/25	$19,433	$23,069
4/25	$19,544	$23,284
5/25	$20,593	$24,622
6/25	$21,365	$25,728
7/25	$21,531	$26,077
8/25	$21,940	$26,721
9/25	$22,713	$27,689
10/25	$23,265	$28,309
11/25	$23,298	$28,305
12/25	$23,597	$28,601
1/26	$24,351	$29,449
2/26	$24,598	$29,827
3/26	$22,921	$27,685
4/26	$25,144	$30,502
5/26	$26,132	$32,075
6/26	$26,236	$31,818
7/26	$25,820	$31,842
8/26	$26,484	$32,693

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	20.71%	8.61%	10.82%
Class A with 5.25% Maximum Sales Charge	14.38%	7.45%	10.22%
MSCI ACWI Index (net of foreign withholding taxes)	22.35%	10.88%	12.57%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies and is that of the Fund’s former investment sub-adviser.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Aug. 31, 2025
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 605,561,232
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 3,824,222
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$605,561,232
# of Portfolio Holdings	250
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$3,824,222

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	1.0%
Materials	1.5%
Consumer Staples	1.6%
Energy	1.8%
Short-Term Investments	3.7%
Communication Services	5.3%
Utilities	5.5%
Consumer Discretionary	6.7%
Health Care	7.7%
Exchange-Traded Funds	11.2%
Industrials	11.6%
Financials	15.8%
Information Technology	26.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
iShares Core MSCI Emerging Markets ETF	4.8%
NVIDIA Corp.	4.8%
Microsoft Corp.	3.7%
Apple, Inc.	3.5%
Amazon.com, Inc.	2.5%
Alphabet, Inc., Class A	2.3%
Broadcom, Inc.	1.8%
iShares MSCI Brazil ETF	1.8%
iShares MSCI Taiwan ETF	1.6%
Micron Technology, Inc.	1.3%
Total	28.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily because the reduction in the investment adviser and administration fee and the agreement to reimburse the Fund’s expenses, both effective August 18, 2025, were in effect throughout the current fiscal year.

Material Fund Change Expenses [Text Block]

The net expense ratio decreased from the prior fiscal year primarily because the reduction in the investment adviser and administration fee and the agreement to reimburse the Fund’s expenses, both effective August 18, 2025, were in effect throughout the current fiscal year.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000092731
Shareholder Report [Line Items]
Fund Name	Eaton Vance Equity Strategy Fund
Class Name	Class C
Trading Symbol	ERBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Equity Strategy Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.85%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Security selection in the global equities basket detracted from returns during the period

↓ Exposure to Brazil and India equity markets also detracted from performance

↓ Exposure to China equity markets modestly detracted from performance

↑ Exposure to core emerging markets contributed to returns

↑ Exposure to Taiwan and South Korea equities also contributed to returns

↑ Exposure to S&P 500 stocks basket also added to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	MSCI ACWI Index
8/16	$10,000	$10,000
9/16	$10,055	$10,061
10/16	$9,890	$9,891
11/16	$10,192	$9,966
12/16	$10,394	$10,181
1/17	$10,626	$10,459
2/17	$10,886	$10,753
3/17	$10,977	$10,884
4/17	$11,089	$11,054
5/17	$11,180	$11,298
6/17	$11,251	$11,349
7/17	$11,601	$11,667
8/17	$11,580	$11,711
9/17	$11,826	$11,938
10/17	$12,128	$12,185
11/17	$12,296	$12,421
12/17	$12,455	$12,622
1/18	$13,241	$13,334
2/18	$12,675	$12,774
3/18	$12,403	$12,500
4/18	$12,271	$12,620
5/18	$12,536	$12,635
6/18	$12,352	$12,567
7/18	$12,705	$12,946
8/18	$12,756	$13,048
9/18	$12,764	$13,104
10/18	$11,653	$12,122
11/18	$11,925	$12,300
12/18	$10,884	$11,433
1/19	$11,609	$12,336
2/19	$11,955	$12,666
3/19	$12,202	$12,825
4/19	$12,495	$13,258
5/19	$11,809	$12,472
6/19	$12,480	$13,289
7/19	$12,495	$13,327
8/19	$12,495	$13,011
9/19	$12,595	$13,285
10/19	$12,850	$13,649
11/19	$13,135	$13,982
12/19	$13,546	$14,474
1/20	$13,520	$14,314
2/20	$12,619	$13,158
3/20	$11,391	$11,382
4/20	$12,335	$12,601
5/20	$12,877	$13,149
6/20	$13,095	$13,569
7/20	$13,838	$14,287
8/20	$14,614	$15,161
9/20	$14,113	$14,672
10/20	$13,763	$14,316
11/20	$15,065	$16,080
12/20	$15,614	$16,827
1/21	$15,452	$16,751
2/21	$16,040	$17,139
3/21	$16,611	$17,596
4/21	$17,250	$18,366
5/21	$17,608	$18,651
6/21	$17,600	$18,897
7/21	$17,472	$19,027
8/21	$17,813	$19,504
9/21	$17,071	$18,698
10/21	$17,847	$19,652
11/21	$17,395	$19,179
12/21	$18,167	$19,946
1/22	$17,613	$18,967
2/22	$17,172	$18,477
3/22	$17,393	$18,877
4/22	$16,158	$17,366
5/22	$16,254	$17,386
6/22	$15,135	$15,921
7/22	$15,919	$17,033
8/22	$15,288	$16,406
9/22	$13,843	$14,835
10/22	$14,609	$15,730
11/22	$15,862	$16,950
12/22	$15,335	$16,283
1/23	$16,090	$17,451
2/23	$15,556	$16,950
3/23	$16,220	$17,473
4/23	$16,542	$17,724
5/23	$16,110	$17,534
6/23	$16,784	$18,552
7/23	$17,317	$19,232
8/23	$16,754	$18,694
9/23	$15,949	$17,921
10/23	$15,566	$17,382
11/23	$16,703	$18,987
12/23	$17,400	$19,899
1/24	$17,248	$20,015
2/24	$17,975	$20,874
3/24	$18,539	$21,530
4/24	$18,073	$20,819
5/24	$18,854	$21,665
6/24	$19,158	$22,147
7/24	$19,635	$22,504
8/24	$19,906	$23,076
9/24	$20,145	$23,612
10/24	$19,776	$23,082
11/24	$20,546	$23,945
12/24	$19,815	$23,379
1/25	$20,285	$24,163
2/25	$19,994	$24,018
3/25	$19,232	$23,069
4/25	$19,322	$23,284
5/25	$20,353	$24,622
6/25	$21,103	$25,728
7/25	$21,249	$26,077
8/25	$21,641	$26,721
9/25	$22,391	$27,689
10/25	$22,929	$28,309
11/25	$22,940	$28,305
12/25	$23,221	$28,601
1/26	$23,944	$29,449
2/26	$24,167	$29,827
3/26	$22,512	$27,685
4/26	$24,679	$30,502
5/26	$25,625	$32,075
6/26	$25,717	$31,818
7/26	$25,297	$31,842
8/26	$26,317	$32,693

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	19.81%	7.79%	10.15%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	18.81%	7.79%	10.15%
MSCI ACWI Index (net of foreign withholding taxes)	22.35%	10.88%	12.57%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies and is that of the Fund’s former investment sub-adviser.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Aug. 31, 2025
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 605,561,232
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 3,824,222
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$605,561,232
# of Portfolio Holdings	250
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$3,824,222

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	1.0%
Materials	1.5%
Consumer Staples	1.6%
Energy	1.8%
Short-Term Investments	3.7%
Communication Services	5.3%
Utilities	5.5%
Consumer Discretionary	6.7%
Health Care	7.7%
Exchange-Traded Funds	11.2%
Industrials	11.6%
Financials	15.8%
Information Technology	26.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
iShares Core MSCI Emerging Markets ETF	4.8%
NVIDIA Corp.	4.8%
Microsoft Corp.	3.7%
Apple, Inc.	3.5%
Amazon.com, Inc.	2.5%
Alphabet, Inc., Class A	2.3%
Broadcom, Inc.	1.8%
iShares MSCI Brazil ETF	1.8%
iShares MSCI Taiwan ETF	1.6%
Micron Technology, Inc.	1.3%
Total	28.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily because the reduction in the investment adviser and administration fee and the agreement to reimburse the Fund’s expenses, both effective August 18, 2025, were in effect throughout the current fiscal year.

Material Fund Change Expenses [Text Block]

The net expense ratio decreased from the prior fiscal year primarily because the reduction in the investment adviser and administration fee and the agreement to reimburse the Fund’s expenses, both effective August 18, 2025, were in effect throughout the current fiscal year.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000092732
Shareholder Report [Line Items]
Fund Name	Eaton Vance Equity Strategy Fund
Class Name	Class I
Trading Symbol	ERBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Equity Strategy Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Security selection in the global equities basket detracted from returns during the period

↓ Exposure to Brazil and India equity markets also detracted from performance

↓ Exposure to China equity markets modestly detracted from performance

↑ Exposure to core emerging markets contributed to returns

↑ Exposure to Taiwan and South Korea equities also contributed to returns

↑ Exposure to S&P 500 stocks basket also added to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	MSCI ACWI Index
8/16	$1,000,000	$1,000,000
9/16	$1,006,065	$1,006,129
10/16	$990,566	$989,052
11/16	$1,021,563	$996,568
12/16	$1,043,527	$1,018,096
1/17	$1,066,561	$1,045,934
2/17	$1,093,784	$1,075,274
3/17	$1,103,556	$1,088,428
4/17	$1,116,120	$1,105,391
5/17	$1,126,590	$1,129,801
6/17	$1,134,269	$1,134,939
7/17	$1,170,565	$1,166,656
8/17	$1,169,867	$1,171,126
9/17	$1,195,694	$1,193,752
10/17	$1,227,104	$1,218,541
11/17	$1,245,252	$1,242,130
12/17	$1,261,858	$1,262,155
1/18	$1,343,078	$1,333,361
2/18	$1,286,962	$1,277,362
3/18	$1,259,643	$1,250,018
4/18	$1,247,829	$1,261,955
5/18	$1,275,887	$1,263,531
6/18	$1,258,166	$1,256,688
7/18	$1,295,084	$1,294,586
8/18	$1,301,730	$1,304,757
9/18	$1,303,206	$1,310,435
10/18	$1,190,975	$1,212,233
11/18	$1,219,772	$1,229,962
12/18	$1,114,141	$1,143,330
1/19	$1,189,715	$1,233,607
2/19	$1,226,334	$1,266,603
3/19	$1,252,045	$1,282,532
4/19	$1,283,210	$1,325,837
5/19	$1,213,868	$1,247,190
6/19	$1,283,989	$1,328,855
7/19	$1,286,326	$1,332,749
8/19	$1,287,884	$1,301,133
9/19	$1,298,792	$1,328,511
10/19	$1,326,061	$1,364,871
11/19	$1,357,226	$1,398,189
12/19	$1,400,109	$1,447,427
1/20	$1,399,257	$1,431,439
2/20	$1,307,223	$1,315,822
3/20	$1,180,250	$1,138,181
4/20	$1,279,953	$1,260,109
5/20	$1,337,049	$1,314,912
6/20	$1,360,909	$1,356,927
7/20	$1,438,456	$1,428,691
8/20	$1,521,116	$1,516,134
9/20	$1,469,986	$1,467,249
10/20	$1,435,048	$1,431,582
11/20	$1,572,246	$1,608,043
12/20	$1,630,816	$1,682,704
1/21	$1,615,068	$1,675,051
2/21	$1,678,061	$1,713,851
3/21	$1,739,304	$1,759,627
4/21	$1,807,546	$1,836,562
5/21	$1,846,917	$1,865,143
6/21	$1,847,792	$1,889,724
7/21	$1,834,668	$1,902,743
8/21	$1,872,289	$1,950,367
9/21	$1,796,172	$1,869,798
10/21	$1,879,288	$1,965,239
11/21	$1,832,918	$1,917,915
12/21	$1,916,047	$1,994,633
1/22	$1,859,576	$1,896,671
2/22	$1,814,003	$1,847,686
3/22	$1,839,761	$1,887,705
4/22	$1,709,978	$1,736,609
5/22	$1,721,866	$1,738,642
6/22	$1,603,971	$1,592,081
7/22	$1,689,172	$1,703,260
8/22	$1,623,785	$1,640,554
9/22	$1,471,215	$1,483,505
10/22	$1,554,435	$1,573,030
11/22	$1,688,182	$1,695,040
12/22	$1,633,368	$1,628,338
1/23	$1,715,246	$1,745,053
2/23	$1,659,611	$1,695,039
3/23	$1,732,041	$1,747,302
4/23	$1,767,732	$1,772,415
5/23	$1,723,644	$1,753,431
6/23	$1,797,124	$1,855,237
7/23	$1,855,909	$1,923,154
8/23	$1,797,124	$1,869,413
9/23	$1,712,097	$1,792,112
10/23	$1,672,207	$1,738,228
11/23	$1,796,075	$1,898,660
12/23	$1,872,026	$1,989,860
1/24	$1,857,178	$2,001,525
2/24	$1,937,130	$2,087,417
3/24	$1,999,950	$2,152,955
4/24	$1,950,836	$2,081,923
5/24	$2,037,641	$2,166,477
6/24	$2,071,907	$2,214,729
7/24	$2,125,589	$2,250,447
8/24	$2,156,428	$2,307,601
9/24	$2,183,840	$2,361,209
10/24	$2,145,006	$2,308,207
11/24	$2,230,669	$2,394,543
12/24	$2,153,543	$2,337,860
1/25	$2,207,055	$2,416,333
2/25	$2,176,137	$2,401,776
3/25	$2,095,275	$2,306,894
4/25	$2,107,166	$2,328,410
5/25	$2,221,324	$2,462,244
6/25	$2,304,564	$2,572,802
7/25	$2,323,591	$2,607,694
8/25	$2,367,589	$2,672,080
9/25	$2,450,829	$2,768,921
10/25	$2,512,665	$2,830,851
11/25	$2,516,232	$2,830,536
12/25	$2,548,882	$2,860,077
1/26	$2,631,693	$2,944,863
2/26	$2,656,957	$2,982,721
3/26	$2,477,300	$2,768,510
4/26	$2,717,311	$3,050,166
5/26	$2,825,385	$3,207,544
6/26	$2,838,018	$3,181,815
7/26	$2,793,103	$3,184,249
8/26	$2,864,685	$3,269,271

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	21.00%	8.87%	11.09%
MSCI ACWI Index (net of foreign withholding taxes)	22.35%	10.88%	12.57%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies and is that of the Fund’s former investment sub-adviser.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Aug. 31, 2025
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 605,561,232
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 3,824,222
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$605,561,232
# of Portfolio Holdings	250
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$3,824,222

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	1.0%
Materials	1.5%
Consumer Staples	1.6%
Energy	1.8%
Short-Term Investments	3.7%
Communication Services	5.3%
Utilities	5.5%
Consumer Discretionary	6.7%
Health Care	7.7%
Exchange-Traded Funds	11.2%
Industrials	11.6%
Financials	15.8%
Information Technology	26.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
iShares Core MSCI Emerging Markets ETF	4.8%
NVIDIA Corp.	4.8%
Microsoft Corp.	3.7%
Apple, Inc.	3.5%
Amazon.com, Inc.	2.5%
Alphabet, Inc., Class A	2.3%
Broadcom, Inc.	1.8%
iShares MSCI Brazil ETF	1.8%
iShares MSCI Taiwan ETF	1.6%
Micron Technology, Inc.	1.3%
Total	28.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily because the reduction in the investment adviser and administration fee and the agreement to reimburse the Fund’s expenses, both effective August 18, 2025, were in effect throughout the current fiscal year.

Material Fund Change Expenses [Text Block]

The net expense ratio decreased from the prior fiscal year primarily because the reduction in the investment adviser and administration fee and the agreement to reimburse the Fund’s expenses, both effective August 18, 2025, were in effect throughout the current fiscal year.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014185
Shareholder Report [Line Items]
Fund Name	Eaton Vance China Equity Fund
Class Name	Class A
Trading Symbol	EVCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146	1.50%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI China Index (the Index):

↑ An overweight position in global semiconductor equipment maker NAURA Technology helped as the stock gained from ongoing semiconductor production localization

↑ An overweight position in China Construction Bank helped as net interest margin stabilized and state-owned enterprise bank re-rating strengthened capital base

↑ An out-of-index position in Shanghai Xizhi Technology helped as shares rallied from the initial public offering price on the AI optical-interconnect theme. The position was sold by the end of the period

↑ On a sector basis, stock selection in information technology and health care helped performance

↓ Overweight positions in Alibaba and Tencent Holdings detracted as stocks fell sharply amid a broad selloff in Chinese internet and communication services names

↓ No holdings in Bank of China Ltd. detracted as the stock rose amid demand for high-dividend-yielding financials as investors sought portfolio diversification

↓ On a sector basis, stock selection in consumer discretionary, an underweight to materials and an overweight to communication services hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	MSCI China Index
8/16	$10,000	$10,000
9/16	$9,768	$10,253
10/16	$9,498	$10,054
11/16	$9,336	$9,934
12/16	$8,897	$9,527
1/17	$9,394	$10,174
2/17	$9,676	$10,534
3/17	$10,013	$10,759
4/17	$10,347	$11,046
5/17	$10,774	$11,629
6/17	$11,032	$11,896
7/17	$11,595	$12,953
8/17	$11,956	$13,500
9/17	$11,980	$13,640
10/17	$12,468	$14,182
11/17	$12,848	$14,403
12/17	$13,290	$14,679
1/18	$14,359	$16,512
2/18	$13,709	$15,454
3/18	$13,583	$14,946
4/18	$13,348	$14,942
5/18	$13,746	$15,217
6/18	$13,447	$14,422
7/18	$13,264	$14,063
8/18	$12,876	$13,529
9/18	$12,787	$13,340
10/18	$11,492	$11,810
11/18	$12,147	$12,675
12/18	$11,965	$11,908
1/19	$12,811	$13,225
2/19	$13,340	$13,681
3/19	$13,915	$14,015
4/19	$14,001	$14,327
5/19	$13,012	$12,452
6/19	$13,794	$13,452
7/19	$13,599	$13,379
8/19	$13,346	$12,819
9/19	$13,317	$12,816
10/19	$13,984	$13,333
11/19	$13,875	$13,571
12/19	$14,746	$14,701
1/20	$14,092	$13,995
2/20	$14,145	$14,131
3/20	$12,844	$13,200
4/20	$13,801	$14,033
5/20	$13,670	$13,964
6/20	$14,555	$15,218
7/20	$15,530	$16,655
8/20	$16,207	$17,600
9/20	$15,761	$17,119
10/20	$16,148	$18,025
11/20	$17,205	$18,525
12/20	$18,452	$19,037
1/21	$19,355	$20,439
2/21	$19,440	$20,227
3/21	$19,113	$18,956
4/21	$19,388	$19,219
5/21	$19,807	$19,367
6/21	$19,074	$19,386
7/21	$17,706	$16,702
8/21	$17,582	$16,703
9/21	$16,986	$15,864
10/21	$17,176	$16,365
11/21	$16,672	$15,387
12/21	$16,673	$14,903
1/22	$16,246	$14,463
2/22	$15,427	$13,899
3/22	$13,541	$12,788
4/22	$13,052	$12,265
5/22	$13,334	$12,410
6/22	$14,071	$13,224
7/22	$13,045	$11,968
8/22	$12,997	$11,995
9/22	$11,317	$10,249
10/22	$9,273	$8,526
11/22	$12,412	$11,059
12/22	$12,889	$11,634
1/23	$14,371	$13,005
2/23	$13,101	$11,656
3/23	$13,079	$12,182
4/23	$12,422	$11,554
5/23	$11,043	$10,580
6/23	$11,400	$10,999
7/23	$12,458	$12,183
8/23	$11,532	$11,092
9/23	$10,991	$10,786
10/23	$10,714	$10,327
11/23	$11,094	$10,587
12/23	$10,656	$10,332
1/24	$9,183	$9,235
2/24	$9,705	$10,010
3/24	$9,801	$10,105
4/24	$10,387	$10,771
5/24	$10,775	$11,030
6/24	$10,609	$10,821
7/24	$10,125	$10,678
8/24	$10,054	$10,785
9/24	$11,987	$13,363
10/24	$11,559	$12,573
11/24	$11,132	$12,015
12/24	$11,646	$12,338
1/25	$11,832	$12,452
2/25	$12,812	$13,916
3/25	$13,339	$14,192
4/25	$12,691	$13,586
5/25	$13,088	$13,958
6/25	$13,549	$14,476
7/25	$13,946	$15,172
8/25	$14,699	$15,921
9/25	$15,825	$17,473
10/25	$15,274	$16,807
11/25	$14,959	$16,387
12/25	$14,681	$16,184
1/26	$15,117	$16,944
2/26	$14,385	$15,967
3/26	$13,488	$14,738
4/26	$14,237	$15,273
5/26	$13,710	$14,810
6/26	$13,266	$13,761
7/26	$14,031	$14,999
8/26	$13,932	$14,948

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	(5.22)%	(4.54)%	3.93%
Class A with 5.25% Maximum Sales Charge	(10.21)%	(5.57)%	3.37%
MSCI China Index (net of foreign withholding taxes)	(6.11)%	(2.19)%	4.10%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 33,702,059
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 101,348
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$33,702,059
# of Portfolio Holdings	63
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$101,348

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	1.1%
Real Estate	1.3%
Consumer Staples	2.1%
Energy	4.0%
Health Care	5.0%
Materials	5.3%
Industrials	7.9%
Information Technology	14.7%
Communication Services	17.7%
Consumer Discretionary	18.2%
Financials	22.7%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Tencent Holdings Ltd.	17.7%
Alibaba Group Holding Ltd.	11.2%
China Construction Bank Corp., Class H	10.0%
NAURA Technology Group Co. Ltd., Class A	4.6%
Industrial & Commercial Bank of China Ltd., Class H	3.7%
Zijin Mining Group Co. Ltd., Class H	3.6%
Wuxi Biologics Cayman, Inc.	3.3%
Ping An Insurance Group Co. of China Ltd., Class H	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.7%
China Shenhua Energy Co. Ltd., Class H	2.1%
Total	61.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014187
Shareholder Report [Line Items]
Fund Name	Eaton Vance China Equity Fund
Class Name	Class C
Trading Symbol	ECCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	2.25%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI China Index (the Index):

↑ An overweight position in global semiconductor equipment maker NAURA Technology helped as the stock gained from ongoing semiconductor production localization

↑ An overweight position in China Construction Bank helped as net interest margin stabilized and state-owned enterprise bank re-rating strengthened capital base

↑ An out-of-index position in Shanghai Xizhi Technology helped as shares rallied from the initial public offering price on the AI optical-interconnect theme. The position was sold by the end of the period

↑ On a sector basis, stock selection in information technology and health care helped performance

↓ Overweight positions in Alibaba and Tencent Holdings detracted as stocks fell sharply amid a broad selloff in Chinese internet and communication services names

↓ No holdings in Bank of China Ltd. detracted as the stock rose amid demand for high-dividend-yielding financials as investors sought portfolio diversification

↓ On a sector basis, stock selection in consumer discretionary, an underweight to materials and an overweight to communication services hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	MSCI China Index
8/16	$10,000	$10,000
9/16	$10,304	$10,253
10/16	$10,010	$10,054
11/16	$9,830	$9,934
12/16	$9,364	$9,527
1/17	$9,884	$10,174
2/17	$10,175	$10,534
3/17	$10,523	$10,759
4/17	$10,865	$11,046
5/17	$11,307	$11,629
6/17	$11,572	$11,896
7/17	$12,154	$12,953
8/17	$12,527	$13,500
9/17	$12,543	$13,640
10/17	$13,047	$14,182
11/17	$13,436	$14,403
12/17	$13,889	$14,679
1/18	$14,997	$16,512
2/18	$14,312	$15,454
3/18	$14,173	$14,946
4/18	$13,923	$14,942
5/18	$14,330	$15,217
6/18	$14,005	$14,422
7/18	$13,807	$14,063
8/18	$13,396	$13,529
9/18	$13,297	$13,340
10/18	$11,939	$11,810
11/18	$12,612	$12,675
12/18	$12,422	$11,908
1/19	$13,287	$13,225
2/19	$13,827	$13,681
3/19	$14,418	$14,015
4/19	$14,501	$14,327
5/19	$13,471	$12,452
6/19	$14,266	$13,452
7/19	$14,056	$13,379
8/19	$13,789	$12,819
9/19	$13,751	$12,816
10/19	$14,431	$13,333
11/19	$14,310	$13,571
12/19	$15,198	$14,701
1/20	$14,516	$13,995
2/20	$14,569	$14,131
3/20	$13,217	$13,200
4/20	$14,195	$14,033
5/20	$14,050	$13,964
6/20	$14,949	$15,218
7/20	$15,939	$16,655
8/20	$16,628	$17,600
9/20	$16,162	$17,119
10/20	$16,543	$18,025
11/20	$17,625	$18,525
12/20	$18,885	$19,037
1/21	$19,805	$20,439
2/21	$19,877	$20,227
3/21	$19,532	$18,956
4/21	$19,798	$19,219
5/21	$20,215	$19,367
6/21	$19,453	$19,386
7/21	$18,052	$16,702
8/21	$17,915	$16,703
9/21	$17,297	$15,864
10/21	$17,477	$16,365
11/21	$16,952	$15,387
12/21	$16,946	$14,903
1/22	$16,505	$14,463
2/22	$15,663	$13,899
3/22	$13,734	$12,788
4/22	$13,233	$12,265
5/22	$13,514	$12,410
6/22	$14,251	$13,224
7/22	$13,203	$11,968
8/22	$13,150	$11,995
9/22	$11,441	$10,249
10/22	$9,369	$8,526
11/22	$12,535	$11,059
12/22	$13,007	$11,634
1/23	$14,489	$13,005
2/23	$13,202	$11,656
3/23	$13,169	$12,182
4/23	$12,505	$11,554
5/23	$11,105	$10,580
6/23	$11,461	$10,999
7/23	$12,514	$12,183
8/23	$11,575	$11,092
9/23	$11,032	$10,786
10/23	$10,741	$10,327
11/23	$11,113	$10,587
12/23	$10,662	$10,332
1/24	$9,193	$9,235
2/24	$9,706	$10,010
3/24	$9,795	$10,105
4/24	$10,379	$10,771
5/24	$10,750	$11,030
6/24	$10,582	$10,821
7/24	$10,096	$10,678
8/24	$10,016	$10,785
9/24	$11,936	$13,363
10/24	$11,503	$12,573
11/24	$11,069	$12,015
12/24	$11,572	$12,338
1/25	$11,752	$12,452
2/25	$12,721	$13,916
3/25	$13,232	$14,192
4/25	$12,577	$13,586
5/25	$12,963	$13,958
6/25	$13,412	$14,476
7/25	$13,797	$15,172
8/25	$14,533	$15,921
9/25	$15,645	$17,473
10/25	$15,080	$16,807
11/25	$14,766	$16,387
12/25	$14,481	$16,184
1/26	$14,899	$16,944
2/26	$14,164	$15,967
3/26	$13,275	$14,738
4/26	$14,010	$15,273
5/26	$13,483	$14,810
6/26	$13,039	$13,761
7/26	$13,774	$14,999
8/26	$13,674	$14,948

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(5.91)%	(5.26)%	3.18%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(6.84)%	(5.26)%	3.18%
MSCI China Index (net of foreign withholding taxes)	(6.11)%	(2.19)%	4.10%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 33,702,059
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 101,348
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$33,702,059
# of Portfolio Holdings	63
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$101,348

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	1.1%
Real Estate	1.3%
Consumer Staples	2.1%
Energy	4.0%
Health Care	5.0%
Materials	5.3%
Industrials	7.9%
Information Technology	14.7%
Communication Services	17.7%
Consumer Discretionary	18.2%
Financials	22.7%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Tencent Holdings Ltd.	17.7%
Alibaba Group Holding Ltd.	11.2%
China Construction Bank Corp., Class H	10.0%
NAURA Technology Group Co. Ltd., Class A	4.6%
Industrial & Commercial Bank of China Ltd., Class H	3.7%
Zijin Mining Group Co. Ltd., Class H	3.6%
Wuxi Biologics Cayman, Inc.	3.3%
Ping An Insurance Group Co. of China Ltd., Class H	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.7%
China Shenhua Energy Co. Ltd., Class H	2.1%
Total	61.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014184
Shareholder Report [Line Items]
Fund Name	Eaton Vance China Equity Fund
Class Name	Class I
Trading Symbol	EICGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$122	1.25%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI China Index (the Index):

↑ An overweight position in global semiconductor equipment maker NAURA Technology helped as the stock gained from ongoing semiconductor production localization

↑ An overweight position in China Construction Bank helped as net interest margin stabilized and state-owned enterprise bank re-rating strengthened capital base

↑ An out-of-index position in Shanghai Xizhi Technology helped as shares rallied from the initial public offering price on the AI optical-interconnect theme. The position was sold by the end of the period

↑ On a sector basis, stock selection in information technology and health care helped performance

↓ Overweight positions in Alibaba and Tencent Holdings detracted as stocks fell sharply amid a broad selloff in Chinese internet and communication services names

↓ No holdings in Bank of China Ltd. detracted as the stock rose amid demand for high-dividend-yielding financials as investors sought portfolio diversification

↓ On a sector basis, stock selection in consumer discretionary, an underweight to materials and an overweight to communication services hurt returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	MSCI China Index
8/16	$1,000,000	$1,000,000
9/16	$1,030,717	$1,025,273
10/16	$1,002,438	$1,005,418
11/16	$985,373	$993,384
12/16	$939,247	$952,740
1/17	$992,440	$1,017,407
2/17	$1,022,484	$1,053,408
3/17	$1,058,438	$1,075,898
4/17	$1,093,407	$1,104,590
5/17	$1,139,212	$1,162,868
6/17	$1,166,794	$1,189,635
7/17	$1,226,882	$1,295,339
8/17	$1,264,806	$1,349,963
9/17	$1,268,254	$1,363,990
10/17	$1,319,969	$1,418,200
11/17	$1,360,356	$1,440,307
12/17	$1,407,534	$1,467,879
1/18	$1,521,107	$1,651,189
2/18	$1,452,743	$1,545,446
3/18	$1,440,063	$1,494,579
4/18	$1,415,253	$1,494,225
5/18	$1,457,705	$1,521,668
6/18	$1,426,279	$1,442,237
7/18	$1,407,534	$1,406,264
8/18	$1,366,736	$1,352,880
9/18	$1,357,364	$1,333,953
10/18	$1,220,084	$1,180,958
11/18	$1,290,102	$1,267,519
12/18	$1,271,429	$1,190,805
1/19	$1,361,206	$1,322,495
2/19	$1,417,619	$1,368,147
3/19	$1,479,492	$1,401,473
4/19	$1,488,591	$1,432,692
5/19	$1,384,256	$1,245,195
6/19	$1,467,360	$1,345,194
7/19	$1,446,736	$1,337,904
8/19	$1,420,652	$1,281,904
9/19	$1,417,619	$1,281,578
10/19	$1,489,198	$1,333,312
11/19	$1,477,672	$1,357,086
12/19	$1,570,873	$1,470,134
1/20	$1,501,783	$1,399,521
2/20	$1,508,064	$1,413,130
3/20	$1,369,254	$1,319,951
4/20	$1,471,634	$1,403,296
5/20	$1,458,444	$1,396,369
6/20	$1,553,287	$1,521,788
7/20	$1,657,551	$1,665,506
8/20	$1,730,410	$1,760,031
9/20	$1,683,303	$1,711,938
10/20	$1,724,757	$1,802,486
11/20	$1,838,443	$1,852,470
12/20	$1,972,259	$1,903,735
1/21	$2,069,278	$2,043,908
2/21	$2,078,980	$2,022,744
3/21	$2,044,330	$1,895,620
4/21	$2,074,129	$1,921,928
5/21	$2,119,173	$1,936,712
6/21	$2,041,558	$1,938,608
7/21	$1,896,030	$1,670,242
8/21	$1,882,863	$1,670,309
9/21	$1,819,107	$1,586,413
10/21	$1,839,897	$1,636,472
11/21	$1,786,537	$1,538,745
12/21	$1,786,615	$1,490,256
1/22	$1,741,439	$1,446,293
2/22	$1,654,003	$1,389,890
3/22	$1,452,171	$1,278,753
4/22	$1,399,709	$1,226,532
5/22	$1,430,312	$1,240,988
6/22	$1,509,733	$1,322,394
7/22	$1,399,709	$1,196,805
8/22	$1,395,337	$1,199,478
9/22	$1,215,364	$1,024,901
10/22	$996,045	$852,618
11/22	$1,333,403	$1,105,916
12/22	$1,385,367	$1,163,435
1/23	$1,544,356	$1,300,495
2/23	$1,408,521	$1,165,571
3/23	$1,406,205	$1,218,208
4/23	$1,335,972	$1,155,384
5/23	$1,187,788	$1,057,964
6/23	$1,226,378	$1,099,940
7/23	$1,340,603	$1,218,279
8/23	$1,241,813	$1,109,177
9/23	$1,183,929	$1,078,634
10/23	$1,154,601	$1,032,657
11/23	$1,195,506	$1,058,683
12/23	$1,147,615	$1,033,160
1/24	$989,786	$923,522
2/24	$1,046,034	$1,001,044
3/24	$1,056,948	$1,010,485
4/24	$1,119,911	$1,077,137
5/24	$1,161,887	$1,102,973
6/24	$1,144,257	$1,082,132
7/24	$1,093,047	$1,067,756
8/24	$1,085,491	$1,078,484
9/24	$1,293,690	$1,336,293
10/24	$1,248,357	$1,257,259
11/24	$1,202,183	$1,201,479
12/24	$1,258,133	$1,233,793
1/25	$1,278,772	$1,245,152
2/25	$1,384,548	$1,391,616
3/25	$1,441,306	$1,419,162
4/25	$1,371,649	$1,358,564
5/25	$1,414,647	$1,395,796
6/25	$1,465,385	$1,447,649
7/25	$1,508,383	$1,517,194
8/25	$1,590,940	$1,592,095
9/25	$1,713,056	$1,747,347
10/25	$1,652,858	$1,680,662
11/25	$1,620,179	$1,638,654
12/25	$1,590,020	$1,618,400
1/26	$1,637,274	$1,694,413
2/26	$1,557,642	$1,596,683
3/26	$1,461,383	$1,473,795
4/26	$1,543,641	$1,527,345
5/26	$1,485,886	$1,481,044
6/26	$1,438,631	$1,376,106
7/26	$1,521,764	$1,499,929
8/26	$1,511,263	$1,494,793

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	(5.01)%	(4.30)%	4.21%
MSCI China Index (net of foreign withholding taxes)	(6.11)%	(2.19)%	4.10%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 33,702,059
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 101,348
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$33,702,059
# of Portfolio Holdings	63
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$101,348

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	1.1%
Real Estate	1.3%
Consumer Staples	2.1%
Energy	4.0%
Health Care	5.0%
Materials	5.3%
Industrials	7.9%
Information Technology	14.7%
Communication Services	17.7%
Consumer Discretionary	18.2%
Financials	22.7%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Tencent Holdings Ltd.	17.7%
Alibaba Group Holding Ltd.	11.2%
China Construction Bank Corp., Class H	10.0%
NAURA Technology Group Co. Ltd., Class A	4.6%
Industrial & Commercial Bank of China Ltd., Class H	3.7%
Zijin Mining Group Co. Ltd., Class H	3.6%
Wuxi Biologics Cayman, Inc.	3.3%
Ping An Insurance Group Co. of China Ltd., Class H	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.7%
China Shenhua Energy Co. Ltd., Class H	2.1%
Total	61.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014191
Shareholder Report [Line Items]
Fund Name	Eaton Vance Worldwide Health Sciences Fund
Class Name	Class A
Trading Symbol	ETHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.13%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↓ Overweight to Zoetis, Inc. detracted due to its lowered 2026 guidance on weaker US pet demand and competition in dermatology and parasiticide products. This was sold by period end

↓ Overweight to Boston Scientific Corp. detracted as its 2026 growth outlook was cut on weaker WATCHMAN demand and electrophysiology US market share losses. This was sold by period end

↓ Overweight to CSL Ltd. hurt due to weaker US flu vaccine demand, lower immunoglobulin and China albumin sales and a chief executive officer change. This was sold by period end

↓ On an industry basis, stock selection in biotechnology detracted the most, followed by health care equipment and supplies, and life science tools and services

↑ Overweight to Eli Lilly & Co. helped as strong Mounjaro and Zepbound GLP-1 drugs sales and US approval of obesity pill Foundayo supported shares

↑ Out-of-index allocation to Structure Therapeutics, Inc. added as shares rose on strong mid-stage trial results for its oral weight-loss drug. This was sold by period end

↑ Overweight to Bristol Myers Squibb Co. helped as growth from newer drugs in cardiomyopathy and blood cancers more than offset declines in older drugs

↑ Stock selection in pharmaceuticals and health care technology helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	MSCI World Index	MSCI World Health Care Index	S&P 500® Index
8/16	$10,000	$10,000	$10,000	$10,000
9/16	$9,475	$10,053	$9,987	$10,002
10/16	$8,624	$9,859	$9,297	$9,819
11/16	$8,607	$10,000	$9,306	$10,183
12/16	$8,745	$10,240	$9,452	$10,384
1/17	$8,975	$10,487	$9,659	$10,581
2/17	$9,493	$10,778	$10,217	$11,001
3/17	$9,551	$10,892	$10,250	$11,014
4/17	$9,781	$11,054	$10,443	$11,127
5/17	$9,724	$11,288	$10,671	$11,284
6/17	$10,069	$11,331	$10,961	$11,354
7/17	$10,137	$11,602	$10,969	$11,588
8/17	$10,281	$11,619	$11,077	$11,623
9/17	$10,329	$11,879	$11,226	$11,863
10/17	$9,983	$12,104	$11,080	$12,140
11/17	$10,233	$12,366	$11,331	$12,512
12/17	$10,165	$12,533	$11,324	$12,651
1/18	$10,717	$13,195	$11,958	$13,376
2/18	$10,204	$12,648	$11,422	$12,883
3/18	$10,046	$12,373	$11,184	$12,555
4/18	$10,175	$12,515	$11,291	$12,604
5/18	$10,332	$12,593	$11,345	$12,907
6/18	$10,530	$12,587	$11,495	$12,987
7/18	$11,201	$12,980	$12,202	$13,470
8/18	$11,546	$13,141	$12,562	$13,909
9/18	$11,763	$13,214	$12,817	$13,988
10/18	$11,023	$12,244	$11,974	$13,032
11/18	$11,684	$12,383	$12,627	$13,297
12/18	$10,772	$11,441	$11,608	$12,097
1/19	$11,488	$12,332	$12,206	$13,066
2/19	$11,748	$12,703	$12,447	$13,486
3/19	$11,976	$12,869	$12,553	$13,748
4/19	$11,613	$13,326	$12,229	$14,304
5/19	$11,385	$12,557	$11,936	$13,395
6/19	$12,205	$13,384	$12,741	$14,339
7/19	$12,049	$13,451	$12,600	$14,546
8/19	$12,049	$13,175	$12,596	$14,315
9/19	$11,966	$13,456	$12,583	$14,583
10/19	$12,485	$13,798	$13,211	$14,899
11/19	$13,056	$14,182	$13,835	$15,440
12/19	$13,572	$14,607	$14,306	$15,906
1/20	$13,353	$14,518	$14,103	$15,899
2/20	$12,487	$13,291	$13,139	$14,591
3/20	$12,071	$11,532	$12,664	$12,788
4/20	$13,419	$12,792	$14,134	$14,428
5/20	$13,923	$13,410	$14,705	$15,115
6/20	$13,781	$13,765	$14,508	$15,416
7/20	$14,285	$14,423	$15,103	$16,285
8/20	$14,669	$15,387	$15,414	$17,455
9/20	$14,439	$14,856	$15,201	$16,792
10/20	$13,781	$14,400	$14,460	$16,346
11/20	$14,789	$16,242	$15,754	$18,135
12/20	$15,341	$16,930	$16,240	$18,832
1/21	$15,282	$16,762	$16,413	$18,642
2/21	$15,070	$17,192	$15,967	$19,156
3/21	$15,400	$17,764	$16,358	$19,995
4/21	$16,037	$18,590	$16,982	$21,062
5/21	$16,367	$18,858	$17,332	$21,209
6/21	$16,814	$19,139	$17,851	$21,704
7/21	$17,392	$19,482	$18,515	$22,220
8/21	$17,981	$19,967	$19,029	$22,895
9/21	$16,932	$19,138	$18,032	$21,831
10/21	$18,063	$20,222	$18,793	$23,360
11/21	$17,274	$19,779	$18,122	$23,198
12/21	$18,725	$20,624	$19,457	$24,238
1/22	$17,060	$19,533	$18,019	$22,984
2/22	$17,124	$19,039	$17,939	$22,295
3/22	$18,059	$19,561	$18,803	$23,123
4/22	$17,124	$17,936	$17,932	$21,107
5/22	$17,009	$17,950	$18,020	$21,146
6/22	$16,714	$16,395	$17,448	$19,400
7/22	$17,278	$17,697	$18,018	$21,189
8/22	$15,946	$16,957	$16,933	$20,325
9/22	$15,241	$15,380	$16,266	$18,453
10/22	$16,368	$16,485	$17,633	$19,947
11/22	$17,239	$17,631	$18,624	$21,062
12/22	$16,959	$16,882	$18,403	$19,848
1/23	$16,866	$18,077	$18,284	$21,095
2/23	$16,238	$17,642	$17,538	$20,581
3/23	$16,893	$18,188	$18,109	$21,336
4/23	$17,494	$18,506	$18,742	$21,669
5/23	$16,959	$18,322	$17,974	$21,763
6/23	$17,467	$19,430	$18,547	$23,201
7/23	$17,681	$20,082	$18,787	$23,947
8/23	$17,574	$19,603	$18,642	$23,566
9/23	$16,906	$18,757	$18,036	$22,442
10/23	$16,171	$18,213	$17,294	$21,970
11/23	$17,173	$19,920	$18,286	$23,977
12/23	$17,920	$20,898	$19,095	$25,066
1/24	$18,386	$21,149	$19,608	$25,487
2/24	$18,990	$22,046	$20,049	$26,848
3/24	$19,346	$22,754	$20,521	$27,712
4/24	$18,565	$21,909	$19,710	$26,580
5/24	$19,223	$22,887	$20,236	$27,898
6/24	$19,730	$23,353	$20,619	$28,899
7/24	$20,361	$23,765	$21,294	$29,251
8/24	$21,471	$24,393	$22,463	$29,960
9/24	$20,868	$24,839	$21,794	$30,600
10/24	$19,894	$24,347	$20,743	$30,323
11/24	$19,771	$25,464	$20,562	$32,102
12/24	$18,552	$24,800	$19,310	$31,337
1/25	$19,770	$25,675	$20,545	$32,210
2/25	$20,000	$25,491	$20,776	$31,790
3/25	$19,197	$24,356	$20,295	$29,998
4/25	$18,853	$24,572	$19,911	$29,795
5/25	$18,179	$26,027	$19,187	$31,670
6/25	$18,365	$27,150	$19,465	$33,281
7/25	$17,634	$27,499	$18,886	$34,028
8/25	$18,494	$28,217	$19,858	$34,718
9/25	$18,437	$29,124	$20,050	$35,985
10/25	$19,082	$29,707	$20,672	$36,827
11/25	$20,544	$29,791	$22,351	$36,918
12/25	$20,460	$30,032	$22,174	$36,940
1/26	$20,522	$30,704	$22,417	$37,476
2/26	$20,830	$30,929	$23,065	$37,191
3/26	$19,243	$28,959	$21,154	$35,339
4/26	$19,074	$31,736	$21,103	$39,047
5/26	$19,212	$33,181	$21,507	$41,102
6/26	$20,337	$32,943	$22,582	$40,711
7/26	$20,460	$33,112	$22,909	$40,685
8/26	$21,164	$33,965	$23,759	$41,793

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	14.46%	3.32%	8.37%
Class A with 5.25% Maximum Sales Charge	8.49%	2.20%	7.78%
MSCI World Index (net of foreign withholding taxes)	20.37%	11.20%	13.00%
MSCI World Health Care Index (net of foreign withholding taxes)	19.65%	4.54%	9.03%
S&P 500® Index	20.38%	12.78%	15.37%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 805,680,610
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 4,518,327
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$805,680,610
# of Portfolio Holdings	41
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$4,518,327

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.7%
Health Care Technology	1.4%
Health Care Supplies	1.9%
Health Care Services	3.6%
Managed Health Care	5.3%
Life Sciences Tools & Services	8.6%
Health Care Equipment	11.6%
Biotechnology	21.5%
Pharmaceuticals	45.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eli Lilly & Co.	12.0%
Johnson & Johnson	7.2%
AbbVie, Inc	7.2%
Merck & Co., Inc.	6.0%
Roche Holding AG	5.3%
UnitedHealth Group, Inc.	5.3%
AstraZeneca PLC	4.3%
Bristol-Myers Squibb Co.	4.3%
Vertex Pharmaceuticals, Inc.	3.7%
Abbott Laboratories	3.3%
Total	58.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014193
Shareholder Report [Line Items]
Fund Name	Eaton Vance Worldwide Health Sciences Fund
Class Name	Class C
Trading Symbol	ECHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201	1.88%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↓ Overweight to Zoetis, Inc. detracted due to its lowered 2026 guidance on weaker US pet demand and competition in dermatology and parasiticide products. This was sold by period end

↓ Overweight to Boston Scientific Corp. detracted as its 2026 growth outlook was cut on weaker WATCHMAN demand and electrophysiology US market share losses. This was sold by period end

↓ Overweight to CSL Ltd. hurt due to weaker US flu vaccine demand, lower immunoglobulin and China albumin sales and a chief executive officer change. This was sold by period end

↓ On an industry basis, stock selection in biotechnology detracted the most, followed by health care equipment and supplies, and life science tools and services

↑ Overweight to Eli Lilly & Co. helped as strong Mounjaro and Zepbound GLP-1 drugs sales and US approval of obesity pill Foundayo supported shares

↑ Out-of-index allocation to Structure Therapeutics, Inc. added as shares rose on strong mid-stage trial results for its oral weight-loss drug. This was sold by period end

↑ Overweight to Bristol Myers Squibb Co. helped as growth from newer drugs in cardiomyopathy and blood cancers more than offset declines in older drugs

↑ Stock selection in pharmaceuticals and health care technology helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	MSCI World Index	MSCI World Health Care Index	S&P 500® Index
8/16	$10,000	$10,000	$10,000	$10,000
9/16	$9,991	$10,053	$9,987	$10,002
10/16	$9,093	$9,859	$9,297	$9,819
11/16	$9,075	$10,000	$9,306	$10,183
12/16	$9,199	$10,240	$9,452	$10,384
1/17	$9,447	$10,487	$9,659	$10,581
2/17	$9,973	$10,778	$10,217	$11,001
3/17	$10,033	$10,892	$10,250	$11,014
4/17	$10,271	$11,054	$10,443	$11,127
5/17	$10,212	$11,288	$10,671	$11,284
6/17	$10,559	$11,331	$10,961	$11,354
7/17	$10,628	$11,602	$10,969	$11,588
8/17	$10,767	$11,619	$11,077	$11,623
9/17	$10,817	$11,879	$11,226	$11,863
10/17	$10,450	$12,104	$11,080	$12,140
11/17	$10,698	$12,366	$11,331	$12,512
12/17	$10,618	$12,533	$11,324	$12,651
1/18	$11,189	$13,195	$11,958	$13,376
2/18	$10,648	$12,648	$11,422	$12,883
3/18	$10,485	$12,373	$11,184	$12,555
4/18	$10,597	$12,515	$11,291	$12,604
5/18	$10,771	$12,593	$11,345	$12,907
6/18	$10,965	$12,587	$11,495	$12,987
7/18	$11,648	$12,980	$12,202	$13,470
8/18	$12,005	$13,141	$12,562	$13,909
9/18	$12,219	$13,214	$12,817	$13,988
10/18	$11,444	$12,244	$11,974	$13,032
11/18	$12,127	$12,383	$12,627	$13,297
12/18	$11,175	$11,441	$11,608	$12,097
1/19	$11,909	$12,332	$12,206	$13,066
2/19	$12,164	$12,703	$12,447	$13,486
3/19	$12,398	$12,869	$12,553	$13,748
4/19	$12,015	$13,326	$12,229	$14,304
5/19	$11,771	$12,557	$11,936	$13,395
6/19	$12,611	$13,384	$12,741	$14,339
7/19	$12,440	$13,451	$12,600	$14,546
8/19	$12,430	$13,175	$12,596	$14,315
9/19	$12,324	$13,456	$12,583	$14,583
10/19	$12,855	$13,798	$13,211	$14,899
11/19	$13,429	$14,182	$13,835	$15,440
12/19	$13,958	$14,607	$14,306	$15,906
1/20	$13,725	$14,518	$14,103	$15,899
2/20	$12,825	$13,291	$13,139	$14,591
3/20	$12,380	$11,532	$12,664	$12,788
4/20	$13,769	$12,792	$14,134	$14,428
5/20	$14,281	$13,410	$14,705	$15,115
6/20	$14,114	$13,765	$14,508	$15,416
7/20	$14,625	$14,423	$15,103	$16,285
8/20	$15,003	$15,387	$15,414	$17,455
9/20	$14,758	$14,856	$15,201	$16,792
10/20	$14,081	$14,400	$14,460	$16,346
11/20	$15,103	$16,242	$15,754	$18,135
12/20	$15,655	$16,930	$16,240	$18,832
1/21	$15,584	$16,762	$16,413	$18,642
2/21	$15,359	$17,192	$15,967	$19,156
3/21	$15,690	$17,764	$16,358	$19,995
4/21	$16,329	$18,590	$16,982	$21,062
5/21	$16,660	$18,858	$17,332	$21,209
6/21	$17,097	$19,139	$17,851	$21,704
7/21	$17,677	$19,482	$18,515	$22,220
8/21	$18,256	$19,967	$19,029	$22,895
9/21	$17,180	$19,138	$18,032	$21,831
10/21	$18,315	$20,222	$18,793	$23,360
11/21	$17,511	$19,779	$18,122	$23,198
12/21	$18,972	$20,624	$19,457	$24,238
1/22	$17,265	$19,533	$18,019	$22,984
2/22	$17,329	$19,039	$17,939	$22,295
3/22	$18,259	$19,561	$18,803	$23,123
4/22	$17,304	$17,936	$17,932	$21,107
5/22	$17,176	$17,950	$18,020	$21,146
6/22	$16,871	$16,395	$17,448	$19,400
7/22	$17,418	$17,697	$18,018	$21,189
8/22	$16,081	$16,957	$16,933	$20,325
9/22	$15,356	$15,380	$16,266	$18,453
10/22	$16,476	$16,485	$17,633	$19,947
11/22	$17,342	$17,631	$18,624	$21,062
12/22	$17,041	$16,882	$18,403	$19,848
1/23	$16,949	$18,077	$18,284	$21,095
2/23	$16,313	$17,642	$17,538	$20,581
3/23	$16,949	$18,188	$18,109	$21,336
4/23	$17,545	$18,506	$18,742	$21,669
5/23	$17,002	$18,322	$17,974	$21,763
6/23	$17,492	$19,430	$18,547	$23,201
7/23	$17,704	$20,082	$18,787	$23,947
8/23	$17,585	$19,603	$18,642	$23,566
9/23	$16,896	$18,757	$18,036	$22,442
10/23	$16,167	$18,213	$17,294	$21,970
11/23	$17,147	$19,920	$18,286	$23,977
12/23	$17,878	$20,898	$19,095	$25,066
1/24	$18,326	$21,149	$19,608	$25,487
2/24	$18,923	$22,046	$20,049	$26,848
3/24	$19,276	$22,754	$20,521	$27,712
4/24	$18,475	$21,909	$19,710	$26,580
5/24	$19,127	$22,887	$20,236	$27,898
6/24	$19,615	$23,353	$20,619	$28,899
7/24	$20,240	$23,765	$21,294	$29,251
8/24	$21,312	$24,393	$22,463	$29,960
9/24	$20,715	$24,839	$21,794	$30,600
10/24	$19,724	$24,347	$20,743	$30,323
11/24	$19,602	$25,464	$20,562	$32,102
12/24	$18,363	$24,800	$19,310	$31,337
1/25	$19,567	$25,675	$20,545	$32,210
2/25	$19,794	$25,491	$20,776	$31,790
3/25	$18,972	$24,356	$20,295	$29,998
4/25	$18,632	$24,572	$19,911	$29,795
5/25	$17,952	$26,027	$19,187	$31,670
6/25	$18,122	$27,150	$19,465	$33,281
7/25	$17,385	$27,499	$18,886	$34,028
8/25	$18,235	$28,217	$19,858	$34,718
9/25	$18,150	$29,124	$20,050	$35,985
10/25	$18,774	$29,707	$20,672	$36,827
11/25	$20,205	$29,791	$22,351	$36,918
12/25	$20,100	$30,032	$22,174	$36,940
1/26	$20,161	$30,704	$22,417	$37,476
2/26	$20,448	$30,929	$23,065	$37,191
3/26	$18,875	$28,959	$21,154	$35,339
4/26	$18,694	$31,736	$21,103	$39,047
5/26	$18,830	$33,181	$21,507	$41,102
6/26	$19,919	$32,943	$22,582	$40,711
7/26	$20,025	$33,112	$22,909	$40,685
8/26	$20,705	$33,965	$23,759	$41,793

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	13.55%	2.55%	7.55%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	12.55%	2.55%	7.55%
MSCI World Index (net of foreign withholding taxes)	20.37%	11.20%	13.00%
MSCI World Health Care Index (net of foreign withholding taxes)	19.65%	4.54%	9.03%
S&P 500® Index	20.38%	12.78%	15.37%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 805,680,610
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 4,518,327
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$805,680,610
# of Portfolio Holdings	41
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$4,518,327

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.7%
Health Care Technology	1.4%
Health Care Supplies	1.9%
Health Care Services	3.6%
Managed Health Care	5.3%
Life Sciences Tools & Services	8.6%
Health Care Equipment	11.6%
Biotechnology	21.5%
Pharmaceuticals	45.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eli Lilly & Co.	12.0%
Johnson & Johnson	7.2%
AbbVie, Inc	7.2%
Merck & Co., Inc.	6.0%
Roche Holding AG	5.3%
UnitedHealth Group, Inc.	5.3%
AstraZeneca PLC	4.3%
Bristol-Myers Squibb Co.	4.3%
Vertex Pharmaceuticals, Inc.	3.7%
Abbott Laboratories	3.3%
Total	58.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081646
Shareholder Report [Line Items]
Fund Name	Eaton Vance Worldwide Health Sciences Fund
Class Name	Class I
Trading Symbol	EIHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↓ Overweight to Zoetis, Inc. detracted due to its lowered 2026 guidance on weaker US pet demand and competition in dermatology and parasiticide products. This was sold by period end

↓ Overweight to Boston Scientific Corp. detracted as its 2026 growth outlook was cut on weaker WATCHMAN demand and electrophysiology US market share losses. This was sold by period end

↓ Overweight to CSL Ltd. hurt due to weaker US flu vaccine demand, lower immunoglobulin and China albumin sales and a chief executive officer change. This was sold by period end

↓ On an industry basis, stock selection in biotechnology detracted the most, followed by health care equipment and supplies, and life science tools and services

↑ Overweight to Eli Lilly & Co. helped as strong Mounjaro and Zepbound GLP-1 drugs sales and US approval of obesity pill Foundayo supported shares

↑ Out-of-index allocation to Structure Therapeutics, Inc. added as shares rose on strong mid-stage trial results for its oral weight-loss drug. This was sold by period end

↑ Overweight to Bristol Myers Squibb Co. helped as growth from newer drugs in cardiomyopathy and blood cancers more than offset declines in older drugs

↑ Stock selection in pharmaceuticals and health care technology helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	MSCI World Index	MSCI World Health Care Index	S&P 500® Index
8/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
9/16	$1,000,882	$1,005,312	$998,682	$1,000,189
10/16	$910,935	$985,856	$929,748	$981,944
11/16	$910,053	$1,000,032	$930,578	$1,018,311
12/16	$923,384	$1,023,961	$945,203	$1,038,439
1/17	$949,199	$1,048,674	$965,864	$1,058,134
2/17	$1,002,815	$1,077,768	$1,021,719	$1,100,148
3/17	$1,009,765	$1,089,249	$1,024,978	$1,101,432
4/17	$1,034,587	$1,105,377	$1,044,335	$1,112,743
5/17	$1,028,630	$1,128,761	$1,067,108	$1,128,403
6/17	$1,065,367	$1,133,104	$1,096,060	$1,135,446
7/17	$1,072,317	$1,160,221	$1,096,879	$1,158,793
8/17	$1,088,203	$1,161,855	$1,107,685	$1,162,341
9/17	$1,094,160	$1,187,932	$1,122,575	$1,186,318
10/17	$1,057,424	$1,210,382	$1,108,042	$1,214,001
11/17	$1,083,239	$1,236,608	$1,133,096	$1,251,234
12/17	$1,076,222	$1,253,332	$1,132,355	$1,265,146
1/18	$1,135,389	$1,319,508	$1,195,817	$1,337,581
2/18	$1,081,322	$1,264,844	$1,142,206	$1,288,281
3/18	$1,065,001	$1,237,275	$1,118,444	$1,255,542
4/18	$1,078,262	$1,251,493	$1,129,123	$1,260,359
5/18	$1,096,624	$1,259,335	$1,134,461	$1,290,711
6/18	$1,117,026	$1,258,734	$1,149,547	$1,298,656
7/18	$1,188,435	$1,298,049	$1,220,164	$1,346,983
8/18	$1,225,159	$1,314,109	$1,256,240	$1,390,875
9/18	$1,248,621	$1,321,427	$1,281,698	$1,398,792
10/18	$1,170,072	$1,224,397	$1,197,421	$1,303,184
11/18	$1,240,460	$1,238,306	$1,262,679	$1,329,741
12/18	$1,143,967	$1,144,148	$1,160,819	$1,209,678
1/19	$1,220,232	$1,233,169	$1,220,580	$1,306,616
2/19	$1,248,159	$1,270,250	$1,244,670	$1,348,569
3/19	$1,272,865	$1,286,934	$1,255,274	$1,374,774
4/19	$1,234,195	$1,332,568	$1,222,914	$1,430,438
5/19	$1,210,564	$1,255,678	$1,193,620	$1,339,537
6/19	$1,297,570	$1,338,421	$1,274,142	$1,433,942
7/19	$1,281,458	$1,345,050	$1,259,971	$1,454,551
8/19	$1,281,458	$1,317,538	$1,259,593	$1,431,511
9/19	$1,272,865	$1,345,576	$1,258,271	$1,458,295
10/19	$1,328,720	$1,379,818	$1,321,088	$1,489,881
11/19	$1,388,873	$1,418,246	$1,383,514	$1,543,962
12/19	$1,444,651	$1,460,734	$1,430,637	$1,590,562
1/20	$1,421,936	$1,451,843	$1,410,306	$1,589,938
2/20	$1,329,942	$1,329,126	$1,313,907	$1,459,056
3/20	$1,285,649	$1,153,226	$1,266,442	$1,278,844
4/20	$1,429,886	$1,279,209	$1,413,443	$1,442,783
5/20	$1,484,402	$1,341,005	$1,470,475	$1,511,500
6/20	$1,468,501	$1,376,476	$1,450,803	$1,541,560
7/20	$1,523,016	$1,442,329	$1,510,310	$1,628,481
8/20	$1,563,903	$1,538,697	$1,541,354	$1,745,537
9/20	$1,540,052	$1,485,613	$1,520,141	$1,679,212
10/20	$1,469,637	$1,440,042	$1,445,978	$1,634,556
11/20	$1,577,532	$1,624,168	$1,575,398	$1,813,481
12/20	$1,637,445	$1,693,027	$1,624,043	$1,883,206
1/21	$1,631,340	$1,676,201	$1,641,339	$1,864,193
2/21	$1,609,361	$1,719,152	$1,596,701	$1,915,598
3/21	$1,644,772	$1,776,352	$1,635,794	$1,999,493
4/21	$1,713,151	$1,859,024	$1,698,242	$2,106,204
5/21	$1,748,562	$1,885,804	$1,733,170	$2,120,914
6/21	$1,796,184	$1,913,915	$1,785,103	$2,170,427
7/21	$1,858,458	$1,948,195	$1,851,526	$2,221,985
8/21	$1,921,953	$1,996,683	$1,902,892	$2,289,546
9/21	$1,809,615	$1,913,779	$1,803,151	$2,183,059
10/21	$1,931,722	$2,022,177	$1,879,271	$2,336,009
11/21	$1,848,689	$1,977,865	$1,812,183	$2,319,822
12/21	$2,003,808	$2,062,399	$1,945,660	$2,423,788
1/22	$1,825,986	$1,953,276	$1,801,902	$2,298,364
2/22	$1,832,621	$1,903,875	$1,793,858	$2,229,548
3/22	$1,933,475	$1,956,124	$1,880,252	$2,312,330
4/22	$1,832,621	$1,793,622	$1,793,158	$2,110,690
5/22	$1,822,005	$1,794,980	$1,801,999	$2,114,563
6/22	$1,791,484	$1,639,496	$1,744,836	$1,940,019
7/22	$1,851,200	$1,769,666	$1,801,797	$2,118,897
8/22	$1,709,208	$1,695,680	$1,693,263	$2,032,484
9/22	$1,634,895	$1,538,049	$1,626,587	$1,845,295
10/22	$1,754,327	$1,648,501	$1,763,274	$1,994,693
11/22	$1,848,546	$1,763,122	$1,862,377	$2,106,165
12/22	$1,818,650	$1,688,247	$1,840,318	$1,984,819
1/23	$1,810,333	$1,807,701	$1,828,409	$2,109,533
2/23	$1,742,410	$1,764,247	$1,753,803	$2,058,063
3/23	$1,813,105	$1,818,761	$1,810,868	$2,133,623
4/23	$1,878,255	$1,850,643	$1,874,184	$2,166,925
5/23	$1,820,036	$1,832,168	$1,797,438	$2,176,344
6/23	$1,875,482	$1,942,973	$1,854,727	$2,320,147
7/23	$1,899,047	$2,008,243	$1,878,665	$2,394,681
8/23	$1,887,958	$1,960,275	$1,864,194	$2,356,554
9/23	$1,817,263	$1,875,711	$1,803,564	$2,244,199
10/23	$1,738,252	$1,821,286	$1,729,396	$2,197,011
11/23	$1,844,987	$1,992,035	$1,828,560	$2,397,654
12/23	$1,927,315	$2,089,833	$1,909,460	$2,506,581
1/24	$1,977,172	$2,114,912	$1,960,751	$2,548,702
2/24	$2,042,698	$2,204,579	$2,004,918	$2,684,791
3/24	$2,081,159	$2,275,423	$2,052,115	$2,771,174
4/24	$1,997,114	$2,190,903	$1,971,005	$2,657,986
5/24	$2,069,763	$2,288,731	$2,023,648	$2,789,782
6/24	$2,123,893	$2,335,302	$2,061,944	$2,889,885
7/24	$2,193,692	$2,376,456	$2,129,370	$2,925,062
8/24	$2,311,924	$2,439,267	$2,246,342	$2,996,014
9/24	$2,249,247	$2,483,939	$2,179,380	$3,060,000
10/24	$2,143,835	$2,434,666	$2,074,300	$3,032,250
11/24	$2,131,015	$2,546,384	$2,056,189	$3,210,247
12/24	$1,999,397	$2,480,024	$1,931,039	$3,133,720
1/25	$2,130,602	$2,567,540	$2,054,537	$3,220,986
2/25	$2,157,440	$2,549,061	$2,077,635	$3,178,958
3/25	$2,070,963	$2,435,576	$2,029,457	$2,999,842
4/25	$2,035,180	$2,457,221	$1,991,067	$2,979,501
5/25	$1,962,122	$2,602,668	$1,918,694	$3,167,044
6/25	$1,981,505	$2,714,981	$1,946,455	$3,328,097
7/25	$1,903,974	$2,749,930	$1,888,646	$3,402,789
8/25	$1,997,906	$2,821,663	$1,985,798	$3,471,769
9/25	$1,990,451	$2,912,368	$2,004,972	$3,598,489
10/25	$2,060,527	$2,970,689	$2,067,162	$3,682,743
11/25	$2,218,570	$2,979,081	$2,235,131	$3,691,769
12/25	$2,210,607	$3,003,162	$2,217,402	$3,694,029
1/26	$2,218,616	$3,070,370	$2,241,688	$3,747,593
2/26	$2,252,256	$3,092,861	$2,306,469	$3,719,112
3/26	$2,080,854	$2,895,861	$2,115,381	$3,533,918
4/26	$2,061,631	$3,173,627	$2,110,320	$3,904,720
5/26	$2,079,252	$3,318,094	$2,150,733	$4,110,236
6/26	$2,200,995	$3,294,285	$2,258,203	$4,071,094
7/26	$2,213,810	$3,311,191	$2,290,852	$4,068,511
8/26	$2,290,701	$3,396,519	$2,375,934	$4,179,309

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	14.66%	3.57%	8.64%
MSCI World Index (net of foreign withholding taxes)	20.37%	11.20%	13.00%
MSCI World Health Care Index (net of foreign withholding taxes)	19.65%	4.54%	9.03%
S&P 500® Index	20.38%	12.78%	15.37%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 805,680,610
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 4,518,327
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$805,680,610
# of Portfolio Holdings	41
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$4,518,327

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.7%
Health Care Technology	1.4%
Health Care Supplies	1.9%
Health Care Services	3.6%
Managed Health Care	5.3%
Life Sciences Tools & Services	8.6%
Health Care Equipment	11.6%
Biotechnology	21.5%
Pharmaceuticals	45.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eli Lilly & Co.	12.0%
Johnson & Johnson	7.2%
AbbVie, Inc	7.2%
Merck & Co., Inc.	6.0%
Roche Holding AG	5.3%
UnitedHealth Group, Inc.	5.3%
AstraZeneca PLC	4.3%
Bristol-Myers Squibb Co.	4.3%
Vertex Pharmaceuticals, Inc.	3.7%
Abbott Laboratories	3.3%
Total	58.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014194
Shareholder Report [Line Items]
Fund Name	Eaton Vance Worldwide Health Sciences Fund
Class Name	Class R
Trading Symbol	ERHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$148	1.38%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↓ Overweight to Zoetis, Inc. detracted due to its lowered 2026 guidance on weaker US pet demand and competition in dermatology and parasiticide products. This was sold by period end

↓ Overweight to Boston Scientific Corp. detracted as its 2026 growth outlook was cut on weaker WATCHMAN demand and electrophysiology US market share losses. This was sold by period end

↓ Overweight to CSL Ltd. hurt due to weaker US flu vaccine demand, lower immunoglobulin and China albumin sales and a chief executive officer change. This was sold by period end

↓ On an industry basis, stock selection in biotechnology detracted the most, followed by health care equipment and supplies, and life science tools and services

↑ Overweight to Eli Lilly & Co. helped as strong Mounjaro and Zepbound GLP-1 drugs sales and US approval of obesity pill Foundayo supported shares

↑ Out-of-index allocation to Structure Therapeutics, Inc. added as shares rose on strong mid-stage trial results for its oral weight-loss drug. This was sold by period end

↑ Overweight to Bristol Myers Squibb Co. helped as growth from newer drugs in cardiomyopathy and blood cancers more than offset declines in older drugs

↑ Stock selection in pharmaceuticals and health care technology helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class R	MSCI World Index	MSCI World Health Care Index	S&P 500® Index
8/16	$10,000	$10,000	$10,000	$10,000
9/16	$10,000	$10,053	$9,987	$10,002
10/16	$9,102	$9,859	$9,297	$9,819
11/16	$9,086	$10,000	$9,306	$10,183
12/16	$9,222	$10,240	$9,452	$10,384
1/17	$9,468	$10,487	$9,659	$10,581
2/17	$10,009	$10,778	$10,217	$11,001
3/17	$10,066	$10,892	$10,250	$11,014
4/17	$10,313	$11,054	$10,443	$11,127
5/17	$10,256	$11,288	$10,671	$11,284
6/17	$10,607	$11,331	$10,961	$11,354
7/17	$10,683	$11,602	$10,969	$11,588
8/17	$10,825	$11,619	$11,077	$11,623
9/17	$10,882	$11,879	$11,226	$11,863
10/17	$10,512	$12,104	$11,080	$12,140
11/17	$10,768	$12,366	$11,331	$12,512
12/17	$10,691	$12,533	$11,324	$12,651
1/18	$11,276	$13,195	$11,958	$13,376
2/18	$10,740	$12,648	$11,422	$12,883
3/18	$10,574	$12,373	$11,184	$12,555
4/18	$10,691	$12,515	$11,291	$12,604
5/18	$10,867	$12,593	$11,345	$12,907
6/18	$11,071	$12,587	$11,495	$12,987
7/18	$11,772	$12,980	$12,202	$13,470
8/18	$12,132	$13,141	$12,562	$13,909
9/18	$12,356	$13,214	$12,817	$13,988
10/18	$11,577	$12,244	$11,974	$13,032
11/18	$12,269	$12,383	$12,627	$13,297
12/18	$11,313	$11,441	$11,608	$12,097
1/19	$12,066	$12,332	$12,206	$13,066
2/19	$12,321	$12,703	$12,447	$13,486
3/19	$12,565	$12,869	$12,553	$13,748
4/19	$12,189	$13,326	$12,229	$14,304
5/19	$11,934	$12,557	$11,936	$13,395
6/19	$12,800	$13,384	$12,741	$14,339
7/19	$12,627	$13,451	$12,600	$14,546
8/19	$12,627	$13,175	$12,596	$14,315
9/19	$12,535	$13,456	$12,583	$14,583
10/19	$13,075	$13,798	$13,211	$14,899
11/19	$13,675	$14,182	$13,835	$15,440
12/19	$14,214	$14,607	$14,306	$15,906
1/20	$13,979	$14,518	$14,103	$15,899
2/20	$13,081	$13,291	$13,139	$14,591
3/20	$12,632	$11,532	$12,664	$12,788
4/20	$14,043	$12,792	$14,134	$14,428
5/20	$14,567	$13,410	$14,705	$15,115
6/20	$14,417	$13,765	$14,508	$15,416
7/20	$14,941	$14,423	$15,103	$16,285
8/20	$15,336	$15,387	$15,414	$17,455
9/20	$15,090	$14,856	$15,201	$16,792
10/20	$14,396	$14,400	$14,460	$16,346
11/20	$15,443	$16,242	$15,754	$18,135
12/20	$16,023	$16,930	$16,240	$18,832
1/21	$15,966	$16,762	$16,413	$18,642
2/21	$15,738	$17,192	$15,967	$19,156
3/21	$16,069	$17,764	$16,358	$19,995
4/21	$16,741	$18,590	$16,982	$21,062
5/21	$17,083	$18,858	$17,332	$21,209
6/21	$17,539	$19,139	$17,851	$21,704
7/21	$18,143	$19,482	$18,515	$22,220
8/21	$18,747	$19,967	$19,029	$22,895
9/21	$17,653	$19,138	$18,032	$21,831
10/21	$18,826	$20,222	$18,793	$23,360
11/21	$18,006	$19,779	$18,122	$23,198
12/21	$19,521	$20,624	$19,457	$24,238
1/22	$17,765	$19,533	$18,019	$22,984
2/22	$17,839	$19,039	$17,939	$22,295
3/22	$18,809	$19,561	$18,803	$23,123
4/22	$17,826	$17,936	$17,932	$21,107
5/22	$17,704	$17,950	$18,020	$21,146
6/22	$17,397	$16,395	$17,448	$19,400
7/22	$17,974	$17,697	$18,018	$21,189
8/22	$16,599	$16,957	$16,933	$20,325
9/22	$15,862	$15,380	$16,266	$18,453
10/22	$17,016	$16,485	$17,633	$19,947
11/22	$17,912	$17,631	$18,624	$21,062
12/22	$17,623	$16,882	$18,403	$19,848
1/23	$17,534	$18,077	$18,284	$21,095
2/23	$16,871	$17,642	$17,538	$20,581
3/23	$17,547	$18,188	$18,109	$21,336
4/23	$18,171	$18,506	$18,742	$21,669
5/23	$17,610	$18,322	$17,974	$21,763
6/23	$18,120	$19,430	$18,547	$23,201
7/23	$18,350	$20,082	$18,787	$23,947
8/23	$18,235	$19,603	$18,642	$23,566
9/23	$17,534	$18,757	$18,036	$22,442
10/23	$16,782	$18,213	$17,294	$21,970
11/23	$17,802	$19,920	$18,286	$23,977
12/23	$18,581	$20,898	$19,095	$25,066
1/24	$19,050	$21,149	$19,608	$25,487
2/24	$19,675	$22,046	$20,049	$26,848
3/24	$20,053	$22,754	$20,521	$27,712
4/24	$19,232	$21,909	$19,710	$26,580
5/24	$19,910	$22,887	$20,236	$27,898
6/24	$20,431	$23,353	$20,619	$28,899
7/24	$21,083	$23,765	$21,294	$29,251
8/24	$22,216	$24,393	$22,463	$29,960
9/24	$21,604	$24,839	$21,794	$30,600
10/24	$20,574	$24,347	$20,743	$30,323
11/24	$20,457	$25,464	$20,562	$32,102
12/24	$19,177	$24,800	$19,310	$31,337
1/25	$20,437	$25,675	$20,545	$32,210
2/25	$20,681	$25,491	$20,776	$31,790
3/25	$19,841	$24,356	$20,295	$29,998
4/25	$19,488	$24,572	$19,911	$29,795
5/25	$18,784	$26,027	$19,187	$31,670
6/25	$18,974	$27,150	$19,465	$33,281
7/25	$18,215	$27,499	$18,886	$34,028
8/25	$19,095	$28,217	$19,858	$34,718
9/25	$19,028	$29,124	$20,050	$35,985
10/25	$19,692	$29,707	$20,672	$36,827
11/25	$21,196	$29,791	$22,351	$36,918
12/25	$21,100	$30,032	$22,174	$36,940
1/26	$21,172	$30,704	$22,417	$37,476
2/26	$21,490	$30,929	$23,065	$37,191
3/26	$19,830	$28,959	$21,154	$35,339
4/26	$19,657	$31,736	$21,103	$39,047
5/26	$19,801	$33,181	$21,507	$41,102
6/26	$20,956	$32,943	$22,582	$40,711
7/26	$21,071	$33,112	$22,909	$40,685
8/26	$21,793	$33,965	$23,759	$41,793

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class R	14.13%	3.06%	8.10%
MSCI World Index (net of foreign withholding taxes)	20.37%	11.20%	13.00%
MSCI World Health Care Index (net of foreign withholding taxes)	19.65%	4.54%	9.03%
S&P 500® Index	20.38%	12.78%	15.37%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 805,680,610
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 4,518,327
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$805,680,610
# of Portfolio Holdings	41
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$4,518,327

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.7%
Health Care Technology	1.4%
Health Care Supplies	1.9%
Health Care Services	3.6%
Managed Health Care	5.3%
Life Sciences Tools & Services	8.6%
Health Care Equipment	11.6%
Biotechnology	21.5%
Pharmaceuticals	45.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eli Lilly & Co.	12.0%
Johnson & Johnson	7.2%
AbbVie, Inc	7.2%
Merck & Co., Inc.	6.0%
Roche Holding AG	5.3%
UnitedHealth Group, Inc.	5.3%
AstraZeneca PLC	4.3%
Bristol-Myers Squibb Co.	4.3%
Vertex Pharmaceuticals, Inc.	3.7%
Abbott Laboratories	3.3%
Total	58.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122